                                    GLENMEDE

                            THE GLENMEDE FUND, INC.
                            THE GLENMEDE PORTFOLIOS

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2002

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                         APRIL 30, 2002 -- (UNAUDITED)

                                                        TAX-           CORE
                                      GOVERNMENT       EXEMPT          FIXED
                                         CASH           CASH          INCOME
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                     -------------  -------------  -------------
ASSETS:
  Investments:
  Investments at value(1)..........  $273,955,302   $513,943,334   $167,303,493
  Repurchase agreements............   230,123,568             --     37,192,204
                                     ------------   ------------   ------------
    Total investments..............   504,078,870    513,943,334    204,495,697
                                     ------------   ------------   ------------
  Receivable for fund shares
    sold...........................    13,461,593     12,754,408         27,175
  Securities lending collateral....            --             --     22,646,637
  Interest receivable..............     2,274,867      1,402,962      1,549,498
  Prepaid expenses and other
    assets.........................         6,079          6,531          2,257
                                     ------------   ------------   ------------
    Total assets...................   519,821,409    528,107,235    228,721,264
                                     ------------   ------------   ------------
LIABILITIES:
  Dividends payable................       728,397        569,714             --
  Interest payable.................            --             --         28,957
  Payable for fund shares
    redeemed.......................    28,109,426      4,350,604             --
  Payable for securities
    purchased......................            --             --     24,685,936
  Reverse repurchase agreement.....            --             --      8,400,625
  Obligation to return securities
    lending collateral.............            --             --     22,646,637
  Payable for when-issued
    securities.....................     4,999,609             --             --
  Due to bank......................            --         49,249             --
  Accrued expenses.................        72,355         26,707         16,414
                                     ------------   ------------   ------------
    Total liabilities..............    33,909,787      4,996,274     55,778,569
                                     ------------   ------------   ------------

NET ASSETS.........................  $485,911,622   $523,110,961   $172,942,695
                                     ============   ============   ============

SHARES OUTSTANDING.................   485,838,505    523,321,525     16,399,799
                                     ============   ============   ============

NET ASSET VALUE PER SHARE..........  $       1.00   $       1.00   $      10.55
                                     ============   ============   ============

------------
(1) Investments at cost............  $273,955,302   $ 13,943,334   $163,777,255

                       See Notes to Financial Statements.
                                 ----- 1 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

                                         STRATEGIC         SMALL CAP         LARGE CAP
                                           EQUITY            EQUITY            VALUE
                                         PORTFOLIO        PORTFOLIO(3)       PORTFOLIO
                                       --------------    --------------    --------------
ASSETS:
  Investments:
  Investments at value(1)..........    $ 114,488,007     $ 286,068,919     $  16,416,145
  Repurchase agreements............        1,082,597         8,708,554           626,277
                                       -------------     -------------     -------------
    Total investments..............      115,570,604       294,777,473        17,042,422
                                       -------------     -------------     -------------
  Receivable for securities sold...               --         1,876,531            53,943
  Receivable for fund shares
    sold...........................           17,570           275,968                --
  Securities lending collateral....        8,375,990        39,265,196         2,830,599
  Dividends receivable.............           47,267           122,169            16,247
  Interest receivable..............            3,397            16,861               486
  Prepaid expenses and other
    assets.........................            2,357             2,934               218
                                       -------------     -------------     -------------
    Total assets...................      124,017,185       336,337,132        19,943,915
                                       -------------     -------------     -------------
LIABILITIES:
  Payable for fund shares
    redeemed.......................           80,402               781                --
  Payable for securities
    purchased......................               --           870,149           258,503
  Obligation to return securities
    lending collateral.............        8,375,990        39,265,196         2,830,599
  Accrued expenses.................           22,263           214,526            13,507
                                       -------------     -------------     -------------
    Total liabilities..............        8,478,655        40,350,652         3,102,609
                                       -------------     -------------     -------------

NET ASSETS.........................    $ 115,538,530     $ 295,986,480     $  16,841,306
                                       =============     =============     =============

SHARES OUTSTANDING.................        7,274,219        13,566,642(2)      1,805,323
                                       =============     =============     =============

NET ASSET VALUE PER SHARE..........    $       15.88     $       19.00(2)  $        9.33
                                       =============     =============     =============

------------
(1) Investments at cost............    $ 101,065,271     $ 229,391,734     $  15,487,664
(2) These Shares Outstanding and Net Asset Value Per Share are for the Advisor Class. The
    Net Assets for the Advisor Class are $257,764,023. For the Institutional Class the
    Shares Outstanding are 2,007,128 and the Net Asset Value Per Share is $19.04. The Net
    Assets for the Institutional Class are $38,222,457.
(3) On March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap
    Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 2 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

                                                                               SMALL
                                                         INSTITUTIONAL     CAPITALIZATION
                                       INTERNATIONAL     INTERNATIONAL         GROWTH
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
ASSETS:
  Investments:
  Investments at value(1)..........    $1,266,907,038    $ 306,329,449     $ 109,372,566
  Repurchase agreements............        38,082,418       14,904,749         4,831,551
                                       --------------    -------------     -------------
    Total investments..............     1,304,989,456      321,234,198       114,204,117
                                       --------------    -------------     -------------
  Receivable for securities sold...        18,995,957        3,088,784           832,715
  Receivable for fund shares
    sold...........................           211,519        6,558,085               445
  Securities lending collateral....       278,625,935       55,101,226        34,029,948
  Dividends receivable.............         7,229,589        1,709,025                --
  Interest receivable..............           160,271           51,195            24,598
  Foreign tax reclaims
    receivable.....................         1,400,874          298,354                --
  Prepaid expenses and other
    assets.........................            16,754            3,866             1,884
                                       --------------    -------------     -------------
    Total assets...................     1,611,630,355      388,044,733       149,093,707
                                       --------------    -------------     -------------
LIABILITIES:
  Payable for fund shares
    redeemed.......................           195,320           10,440            54,842
  Payable for securities
    purchased......................         1,416,101        1,758,028           823,058
  Obligation to return securities
    lending collateral.............       278,625,935       55,101,226        34,029,948
  Gross unrealized loss on forward
    foreign currency exchange
    contracts......................            39,662           10,555                --
  Accrued expenses.................            60,644          219,841           113,290
                                       --------------    -------------     -------------
    Total liabilities..............       280,337,662       57,100,090        35,021,138
                                       --------------    -------------     -------------

NET ASSETS.........................    $1,331,292,693    $ 330,944,643     $ 114,072,569
                                       ==============    =============     =============

SHARES OUTSTANDING.................        91,691,135       24,020,051        20,808,700
                                       ==============    =============     =============

NET ASSET VALUE PER SHARE..........    $        14.52    $       13.78     $        5.48
                                       ==============    =============     =============

------------
(1) Investments at cost............    $1,204,464,116    $ 314,827,623     $ 117,886,692

                       See Notes to Financial Statements.
                                 ----- 3 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                                              TAX-              CORE
                                         GOVERNMENT          EXEMPT            FIXED
                                            CASH              CASH             INCOME
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
Investment income:
  Interest.........................    $   4,771,653     $   3,701,207     $   4,861,793
  Income from security lending.....               --                --            30,449
                                       -------------     -------------     -------------
    Total investment income........        4,771,653         3,701,207         4,892,242
                                       -------------     -------------     -------------
Expenses:
  Administration & custody fee.....          135,836           177,807            57,019
  Professional fees................           19,664            23,213            10,985
  Interest expense.................               --                --            77,653
  Shareholder report expense.......            5,198             7,027             2,189
  Shareholder servicing fees.......          108,567           138,622            43,241
  Directors' fees and expenses.....            4,863             6,915             2,155
  Registration and filing fees.....              240             4,378             5,490
  Other expenses...................            5,908             7,497             2,220
                                       -------------     -------------     -------------
    Total expenses.................          280,276           365,459           200,952
                                       -------------     -------------     -------------
  Net investment income............        4,491,377         3,335,748         4,691,290
                                       -------------     -------------     -------------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions........           (1,027)              187           756,176
                                       -------------     -------------     -------------
    Net realized gain (loss).......           (1,027)              187           756,176
                                       -------------     -------------     -------------
  Net change in unrealized gain
    (loss) of:
    Securities.....................               --                --        (6,266,531)
                                       -------------     -------------     -------------
    Net unrealized gain (loss).....               --                --        (6,266,531)
                                       -------------     -------------     -------------
Net realized and unrealized gain
  (loss)...........................           (1,027)              187        (5,510,355)
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    $   4,490,350     $   3,335,935     $    (819,065)
                                       =============     =============     =============

                       See Notes to Financial Statements.
                                 ----- 4 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                         STRATEGIC         SMALL CAP         LARGE CAP
                                           EQUITY            EQUITY            VALUE
                                         PORTFOLIO        PORTFOLIO(1)       PORTFOLIO
                                       --------------    --------------    --------------
Investment income:
  Dividends........................    $     633,277     $   1,845,051     $     125,094
  Interest.........................           21,237            66,434             3,531
  Income from security lending.....            8,574            22,463               986
                                       -------------     -------------     -------------
    Total investment income........          663,088         1,933,948           129,611
                                       -------------     -------------     -------------
Expenses:
  Investment advisory fee..........               --           742,949                --
  Administration & custody fee.....           42,571            95,960             9,007
  Professional fees................            9,047            13,198             1,447
  Shareholder report expense.......            1,669             3,775               197
  Shareholder servicing fees
    (Advisor Class)................           31,565           295,002             3,917
  Shareholder servicing fees
    (Institutional Class)..........               --             8,541                --
  Directors' fees and expenses.....            1,575             3,216               188
  Registration and filing fees.....            2,592            14,334               990
  Other expenses...................            1,691             3,280               189
                                       -------------     -------------     -------------
    Total expenses.................           90,710         1,180,255            15,935
                                       -------------     -------------     -------------
  Net investment income............          572,378           753,693           113,676
                                       -------------     -------------     -------------
Realized and unrealized gain
  (loss):
  Net realized gain (loss) on:
    Securities transactions
      including options............         (472,700)       12,457,678          (536,592)
                                       -------------     -------------     -------------
    Net realized gain (loss).......         (472,700)       12,457,678          (536,592)
                                       -------------     -------------     -------------
  Net change in unrealized gain
    (loss) of:
    Securities including options...         (828,714)       41,285,577         1,813,831
                                       -------------     -------------     -------------
    Net unrealized gain (loss).....         (828,714)       41,285,577         1,813,831
                                       -------------     -------------     -------------
Net realized and unrealized gain
  (loss)...........................       (1,301,414)       53,743,255         1,277,239
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets resulting from
  operations.......................    $    (729,036)    $  54,496,948     $   1,390,915
                                       =============     =============     =============

------------

(1) On March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 5 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                    STATEMENTS OF OPERATIONS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                                                               SMALL
                                                         INSTITUTIONAL     CAPITALIZATION
                                       INTERNATIONAL     INTERNATIONAL         GROWTH
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
Investment income:
  Dividends (net of foreign
    withholding taxes)(1)..........    $  12,309,215     $   2,845,981     $       9,163
  Interest.........................          230,119            91,534            27,964
  Income from security lending.....          282,580            70,373           123,842
                                       -------------     -------------     -------------
    Total investment income........       12,821,914         3,007,888           160,969
                                       -------------     -------------     -------------
Expenses:
  Investment advisory fee..........               --         1,106,052           499,758
  Administration & custody fee.....          407,018            98,185            43,355
  Professional fees................           42,959            13,759             8,676
  Shareholder report expense.......           16,196             4,370             1,472
  Shareholder servicing fees.......          314,357                --           146,988
  Directors' fees and expenses.....           15,099             3,421             1,402
  Registration and filing fees.....            8,139            10,284             7,775
  Other expenses...................           16,455             3,606             1,503
                                       -------------     -------------     -------------
    Total expenses.................          820,223         1,239,677           710,929
                                       -------------     -------------     -------------
  Net investment income (loss).....       12,001,691         1,768,211          (549,960)
                                       -------------     -------------     -------------
Realized and unrealized loss:
  Net realized loss on:
    Securities transactions........      (34,628,545)       (7,834,664)      (10,201,847)
    Foreign currency
      transactions.................       (1,178,168)         (364,486)               --
                                       -------------     -------------     -------------
    Net realized loss..............      (35,806,713)       (8,199,150)      (10,201,847)
                                       -------------     -------------     -------------
  Net change in unrealized gain
    (loss) of:
    Securities.....................      179,554,909        42,082,328        19,838,242
    Foreign currency translation...           98,498            19,031                --
                                       -------------     -------------     -------------
    Net unrealized gain (loss).....      179,653,407        42,101,359        19,838,242
                                       -------------     -------------     -------------
Net realized and unrealized gain
  (loss)...........................      143,846,694        33,902,209         9,636,395
                                       -------------     -------------     -------------
Net increase in net assets
  resulting from operations........    $ 155,848,385     $  35,670,420     $   9,086,435
                                       =============     =============     =============

------------

(1) The International Portfolio and Institutional International Portfolio had foreign dividend withholding taxes of $1,541,100 and $359,733, respectively.

                       See Notes to Financial Statements.
                                 ----- 6 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                                              TAX-              CORE
                                         GOVERNMENT          EXEMPT            FIXED
                                            CASH              CASH             INCOME
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
Net investment income..............    $   4,491,377     $   3,335,748     $   4,691,290
Net realized gain (loss) on:
  Securities transactions..........           (1,027)              187           756,176
Net change in unrealized gain
  (loss) of:
  Securities.......................               --                --        (6,266,531)
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets resulting
  from operations..................        4,490,350         3,335,935          (819,065)
Distributions to shareholders from:
  Net investment income............       (4,490,347)       (3,335,951)       (4,630,052)
Net increase (decrease) in net
  assets from
  capital share transactions.......       64,402,712       (18,769,973)         (419,672)
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets...........................       64,402,715       (18,769,989)       (5,868,789)
NET ASSETS:
Beginning of period................      421,508,907       541,880,950       178,811,484
                                       -------------     -------------     -------------
End of period......................    $ 485,911,622     $ 523,110,961     $ 172,942,695
                                       =============     =============     =============

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                                              TAX-              CORE
                                         GOVERNMENT          EXEMPT            FIXED
                                            CASH              CASH             INCOME
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
Net investment income..............    $  22,664,310     $  15,278,158     $  10,543,037
Net realized gain (loss) on:
  Securities transactions..........           36,001          (128,382)        1,307,399
Net change in unrealized gain
  (loss) of:
  Securities.......................               --                --        12,226,991
                                       -------------     -------------     -------------
Net increase in net assets
  resulting
  from operations..................       22,700,311        15,149,776        24,077,427
Distributions to shareholders from:
  Net investment income............      (22,662,838)      (15,278,424)      (10,935,382)
Net increase (decrease) in net
  assets from
  capital share transactions.......        7,729,666       104,875,434        (8,422,604)
                                       -------------     -------------     -------------
Net increase in net assets.........        7,767,139       104,746,786         4,719,441
NET ASSETS:
Beginning of year..................      413,741,768       437,134,164       174,092,043
                                       -------------     -------------     -------------
End of year........................    $ 421,508,907     $ 541,880,950     $ 178,811,484
                                       =============     =============     =============

                       See Notes to Financial Statements.
                                 ----- 7 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                         STRATEGIC         SMALL CAP         LARGE CAP
                                           EQUITY            EQUITY            VALUE
                                         PORTFOLIO        PORTFOLIO(1)       PORTFOLIO
                                       --------------    --------------    --------------
Net investment income..............    $     572,378     $     753,693     $     113,676
Net realized gain (loss) on:
  Securities transactions including
    options........................         (472,700)       12,457,678          (536,592)
Net change in unrealized gain
  (loss) of:
  Securities including options.....         (828,714)       41,285,577         1,813,831
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets resulting
  from operations..................         (729,036)       54,496,948         1,390,915
Distributions to shareholders from:
  Net investment income:
    Advisor Class..................         (592,649)         (671,692)          (89,689)
    Institutional Class............               --          (130,823)               --
Net increase (decrease) in net
  assets from
  capital share transactions.......       (6,942,936)       (4,763,199)        1,538,070
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets...........................       (8,264,621)       48,931,234         2,839,296
NET ASSETS:
Beginning of period................      123,803,151       247,055,246        14,002,010
                                       -------------     -------------     -------------
End of period......................    $ 115,538,530     $ 295,986,480     $  16,841,306
                                       =============     =============     =============

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                         STRATEGIC         SMALL CAP         LARGE CAP
                                           EQUITY            EQUITY            VALUE
                                         PORTFOLIO        PORTFOLIO(1)       PORTFOLIO
                                       --------------    --------------    --------------
Net investment income..............    $   1,589,035     $   3,320,141     $     227,150
Net realized gain (loss) on:
  Securities transactions including
    options........................       (2,463,261)       26,295,893         1,427,131
Net change in unrealized gain
  (loss) of:
  Securities including options.....      (38,061,456)      (19,904,095)       (3,702,620)
                                       -------------     -------------     -------------
Net increase (decrease) in net
  assets resulting
  from operations..................      (38,935,682)        9,711,939        (2,048,339)
Distributions to shareholders from:
  Net investment income:
    Advisor Class..................       (1,906,610)       (2,964,830)         (237,838)
    Institutional Class............               --          (366,495)               --
  Net realized gain on investments:
    Advisor Class..................               --       (23,905,659)       (1,424,605)
    Institutional Class............               --        (3,341,844)               --
  Tax Return of capital
    Advisor Class..................               --        (1,093,601)               --
    Institutional Class............               --          (163,412)               --
Net decrease in net assets from
  capital share transactions.......       (3,918,919)         (569,115)       (3,537,890)
                                       -------------     -------------     -------------
Net decrease in net assets.........      (44,761,211)      (22,693,017)       (7,248,672)
NET ASSETS:
Beginning of year..................      168,564,362       269,748,263        21,250,682
                                       -------------     -------------     -------------
End of year........................    $ 123,803,151     $ 247,055,246     $  14,002,010
                                       =============     =============     =============

------------

(1) On March 22, 2002, Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 8 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                                                               SMALL
                                                         INSTITUTIONAL     CAPITALIZATION
                                       INTERNATIONAL     INTERNATIONAL         GROWTH
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
Net investment income (loss).......    $   12,001,691    $   1,768,211     $    (549,960)
Net realized loss on:
  Securities transactions..........       (34,628,545)      (7,834,664)      (10,201,847)
  Foreign currency transactions....        (1,178,168)        (364,486)               --
Net change in unrealized gain
  (loss) of:
  Securities.......................       179,554,909       42,082,328        19,838,242
  Foreign currency translation.....            98,498           19,031                --
                                       --------------    -------------     -------------
Net increase in net assets
  resulting
  from operations..................       155,848,385       35,670,420         9,086,435
Distributions to shareholders from:
  Net investment income............        (4,266,161)              --                --
Net increase (decrease) in net
  assets from
  capital share transactions.......       (39,427,451)      20,142,052           (65,793)
                                       --------------    -------------     -------------
Net increase in net assets.........       112,154,773       55,812,472         9,020,642
NET ASSETS:
Beginning of period................     1,219,137,920      275,132,171       105,051,927
                                       --------------    -------------     -------------
End of period......................    $1,331,292,693    $ 330,944,643     $ 114,072,569
                                       ==============    =============     =============

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                               SMALL
                                                         INSTITUTIONAL     CAPITALIZATION
                                       INTERNATIONAL     INTERNATIONAL         GROWTH
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       --------------    --------------    --------------
Net investment income (loss).......    $   33,125,296    $   4,956,253     $  (1,128,903)
Net realized loss on:
  Securities transactions..........        (3,433,823)     (16,364,764)      (44,863,330)
  Foreign currency transactions....        (2,893,913)      (1,934,656)               --
Net change in unrealized gain
  (loss) of:
  Securities.......................      (273,515,543)     (50,692,999)      (40,668,687)
  Foreign currency translation.....            94,549           (6,755)               --
                                       --------------    -------------     -------------
Net decrease in net assets
  resulting
  from operations..................      (246,623,434)     (64,042,921)      (86,660,920)
Distributions to shareholders from:
  Net investment income............       (32,530,456)      (4,828,503)               --
  Tax Return of capital............                --       (1,398,828)               --
Net increase in net assets from
  capital share transactions.......        12,203,964      174,059,226         8,865,510
                                       --------------    -------------     -------------
Net increase (decrease) in net
  assets...........................      (266,949,926)     103,788,974       (77,795,410)
NET ASSETS:
Beginning of year..................     1,486,087,846      171,343,197       182,847,337
                                       --------------    -------------     -------------
End of year........................    $1,219,137,920    $ 275,132,171     $ 105,051,927
                                       ==============    =============     =============

                       See Notes to Financial Statements.
                                 ----- 9 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            STATEMENT OF CASH FLOWS
                          CORE FIXED INCOME PORTFOLIO
                    FOR THE SIX MONTHS ENDED APRIL 30, 2002

                                                      APRIL 30, 2002
                                                      ---------------

Cash provided (used) by financing activities:
  Sales of capital shares.........................    $   10,698,983
  Repurchase of capital shares....................       (11,466,084)
                                                      --------------
  Cash used in capital share transactions.........          (767,101)

  Cash provided by borrowing, net of borrowings
    repaid ($8,400,625)...........................        (8,347,500)
  Dividends and distributions paid................        (4,282,623)
                                                      --------------
                                                         (13,397,224)

  Cash provided (used) by operations:
  Purchase of portfolio securities................      (115,594,692)
  Proceeds from sales of portfolio securities.....       138,348,942
  Net change in short term holdings...............       (14,566,059)
                                                      --------------
                                                           8,188,191
                                                      --------------
  Net investment income...........................         4,691,290
  Net change in receivables/payables
    related to operations.........................           517,743
                                                      --------------
                                                           5,209,033
                                                          13,397,224
                                                      --------------
  Net change in cash..............................                --
  Cash, beginning of year.........................                --
                                                      --------------
  Cash, end of period.............................    $           --
                                                      ==============

                       See Notes to Financial Statements.
                                 ----- 10 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       GOVERNMENT CASH PORTFOLIO
                              ---------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                      FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ------------------------------------------------------------
                               2002(3)         2001         2000         1999         1998         1997
                              ----------     --------     --------     --------     --------     --------

Net asset value,
  beginning
  of period..............      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                               --------      --------     --------     --------     --------     --------
Net investment income....         0.010         0.048        0.060        0.049        0.051        0.054
Distributions from net
  investment income......        (0.010)       (0.048)      (0.060)      (0.049)      (0.051)      (0.054)
                               --------      --------     --------     --------     --------     --------

Net asset value, end
  of period..............      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                               ========      ========     ========     ========     ========     ========

Total return(1)..........          1.02%         4.86%        6.15%        5.00%        5.63%        5.53%
                               ========      ========     ========     ========     ========     ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............      $485,912      $421,509     $413,742     $405,907     $430,165     $451,038
Ratio of operating
  expenses to average net
  assets.................          0.13%(2)      0.11%        0.11%        0.11%        0.11%        0.13%
Ratio of net investment
  income to average net
  assets.................          2.06%(2)      4.86%        5.96%        4.87%        5.41%        5.39%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 11 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       TAX-EXEMPT CASH PORTFOLIO
                              ---------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                      FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ------------------------------------------------------------
                               2002(3)         2001         2000         1999         1998         1997
                              ----------     --------     --------     --------     --------     --------

Net asset value,
  beginning of period....      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                               --------      --------     --------     --------     --------     --------
Net investment income....         0.006         0.029        0.038        0.030        0.034        0.034
Distributions from net
  investment income......        (0.006)       (0.029)      (0.038)      (0.030)      (0.034)      (0.034)
                               --------      --------     --------     --------     --------     --------

Net asset value, end
  of period..............      $   1.00      $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                               ========      ========     ========     ========     ========     ========

Total return(1)..........          0.60%         2.95%        3.88%        3.02%        3.41%        3.46%
                               ========      ========     ========     ========     ========     ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............      $523,111      $541,881     $437,134     $350,032     $375,924     $280,950
Ratio of operating
  expenses to average net
  assets.................          0.13%(2)      0.11%        0.12%        0.12%        0.13%        0.14%
Ratio of net investment
  income to average net
  assets.................          1.20%(2)      2.88%        3.82%        2.97%        3.37%        3.40%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 12 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      CORE FIXED INCOME PORTFOLIO
                              ---------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                      FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ------------------------------------------------------------
                               2002(3)         2001         2000         1999         1998         1997
                              ----------     --------     --------     --------     --------     --------

Net asset value,
  beginning
  of period..............      $  10.88      $  10.08     $  10.16     $  10.70     $  10.46     $  10.29
                               --------      --------     --------     --------     --------     --------
Income from investment
  operations:
Net investment income....          0.28          0.65         0.69         0.63         0.64         0.68
Net realized and
  unrealized
  gain (loss) on
  investments............         (0.33)         0.82        (0.09)       (0.54)        0.24         0.17
                               --------      --------     --------     --------     --------     --------

Total from investment
  operations.............         (0.05)         1.47         0.60         0.09         0.88         0.85
                               --------      --------     --------     --------     --------     --------
Less Distributions from:
Net investment income....         (0.28)        (0.67)       (0.68)       (0.63)       (0.64)       (0.68)
                               --------      --------     --------     --------     --------     --------

Total distributions......         (0.28)        (0.67)       (0.68)       (0.63)       (0.64)       (0.68)
                               --------      --------     --------     --------     --------     --------

Net asset value, end
  of period..............      $  10.55      $  10.88     $  10.08     $  10.16     $  10.70     $  10.46
                               ========      ========     ========     ========     ========     ========

Total return(1)..........         (0.43)%       15.09%        6.19%        0.91%        9.32%        8.63%
                               ========      ========     ========     ========     ========     ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............      $172,943      $178,811     $174,092     $230,684     $258,986     $266,733
Ratio of operating
  expenses to average net
  assets.................          0.14%(2)      0.11%        0.14%        0.12%        0.11%        0.13%
Ratio of gross expenses
  to average net
  assets.................          0.23%(2)      0.63%        1.02%        0.55%        0.99%        0.43%
Ratio of net investment
  income to average net
  assets.................          5.43%(2)      6.19%        8.56%        6.08%        6.58%        6.67%
Portfolio turnover
  rate...................            66%          138%         234%         191%          93%         307%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 13 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                      STRATEGIC EQUITY PORTFOLIO
                              ---------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                      FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ------------------------------------------------------------
                               2002(3)         2001         2000         1999         1998         1997
                              ----------     --------     --------     --------     --------     --------

Net asset value,
  beginning
  of period..............      $  16.06      $  21.19     $  22.70     $  20.69     $  20.11     $  16.79
                               --------      --------     --------     --------     --------     --------
Income from investment
  operations:
Net investment income....          0.08          0.20         0.25         0.28         0.37         0.28
Net realized and
  unrealized
  gain (loss) on
  investments............         (0.18)        (5.09)        1.57         4.51         1.02         5.69
                               --------      --------     --------     --------     --------     --------

Total from investment
  operations.............         (0.10)        (4.89)        1.82         4.79         1.39         5.97
                               --------      --------     --------     --------     --------     --------
Less Distributions from:
Net investment income....         (0.08)        (0.24)       (0.25)       (0.28)       (0.36)       (0.28)
Net realized capital
  gains..................            --            --        (3.08)       (2.50)       (0.45)       (2.37)
                               --------      --------     --------     --------     --------     --------

Total distributions......         (0.08)        (0.24)       (3.33)       (2.78)       (0.81)       (2.65)
                               --------      --------     --------     --------     --------     --------

Net asset value, end
  of period..............      $  15.88      $  16.06     $  21.19     $  22.70     $  20.69     $  20.11
                               ========      ========     ========     ========     ========     ========

Total return(1)..........         (0.66)%      (23.18)%       8.49%       23.88%        7.00%       36.39%
                               ========      ========     ========     ========     ========     ========
Ratios to average net
  assets/
Supplemental data:
Net assets, end of period
  (in 000's).............      $115,539      $123,803     $168,564     $148,784     $152,601     $140,495
Ratio of operating
  expenses to average net
  assets.................          0.14%(2)      0.12%        0.14%        0.12%        0.12%        0.13%
Ratio of net investment
  income to average net
  assets.................          0.91%(2)      1.09%        1.00%        1.17%        1.71%        1.91%
Portfolio turnover
  rate...................            25%           41%          47%          40%          52%          26%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 14 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                             SMALL CAP EQUITY PORTFOLIO ADVISOR SHARES(4)
                              ---------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                      FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ------------------------------------------------------------
                               2002(3)         2001         2000         1999         1998         1997
                              ----------     --------     --------     --------     --------     --------

Net asset value,
  beginning
  of period..............      $  15.57      $  17.04     $  15.04     $  15.28     $  19.06     $  16.12
                               --------      --------     --------     --------     --------     --------
Income from investment
  operations:
Net investment income....          0.05          0.23         0.11         0.20         0.19         0.38
Net realized and
  unrealized gain (loss)
  on investments.........          3.43          0.45         3.07        (0.25)       (3.66)        6.32
                               --------      --------     --------     --------     --------     --------

Total from investment
  operations.............          3.48          0.68         3.18        (0.05)       (3.47)        6.70
                               --------      --------     --------     --------     --------     --------
Less Distributions from:
Net investment income....         (0.05)        (0.24)       (0.11)       (0.19)       (0.19)       (0.37)
Net realized capital
  gains..................            --         (1.83)       (1.07)          --        (0.12)       (3.39)
Tax Return of capital....            --         (0.08)          --           --           --           --
                               --------      --------     --------     --------     --------     --------

Total distributions......         (0.05)        (2.15)       (1.18)       (0.19)       (0.31)       (3.76)
                               --------      --------     --------     --------     --------     --------

Net asset value, end
  of period..............      $  19.00      $  15.57     $  17.04     $  15.04     $  15.28     $  19.06
                               ========      ========     ========     ========     ========     ========

Total return(1)..........         22.37%         3.84%       21.43%       (0.32)%     (18.35)%      41.80%
                               ========      ========     ========     ========     ========     ========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............      $257,764      $216,638     $242,395     $253,357     $307,596     $434,656
Ratio of operating
  expenses to average net
  assets.................          0.90%(2)      0.87%        0.90%        0.88%        0.76%        0.12%
Ratio of net investment
  income to average net
  assets.................          0.53%(2)      1.28%        0.62%        1.27%        1.07%        2.00%
Portfolio turnover
  rate...................            40%           65%          67%          77%          42%          59%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.
(4) On March 22, 2002, the Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 15 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SMALL CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES(5)
                              ----------------------------------------------------------------------------
                                   FOR THE                FOR THE YEARS ENDED             FOR THE PERIOD
                                 SIX MONTHS                   OCTOBER 31,               JANUARY 2, 1998(4)
                                    ENDED           -------------------------------          THROUGH
                              APRIL 30, 2002(4)      2001        2000        1999        OCTOBER 31, 1998
                              -----------------     -------     -------     -------     ------------------

Net asset value,
  beginning
  of period..............          $ 15.60          $ 17.01     $ 15.01     $ 15.29           $ 19.33
                                   -------          -------     -------     -------           -------
Income from investment
  operations:
Net investment income....             0.06             0.26        0.14        0.23              0.15
Net realized and
  unrealized
  gain (loss) on
  investments............             3.45             0.46        3.06       (0.24)            (3.94)
                                   -------          -------     -------     -------           -------

Total from investment
  operations.............             3.51             0.72        3.20       (0.01)            (3.79)
                                   -------          -------     -------     -------           -------
Less Distributions from:
Net investment income....            (0.07)           (0.22)      (0.13)      (0.27)            (0.13)
Net realized capital
  gains..................               --            (1.83)      (1.07)         --             (0.12)
Tax Return of capital....               --            (0.08)         --          --                --
                                   -------          -------     -------     -------           -------

Total distributions......            (0.07)           (2.13)      (1.20)      (0.27)            (0.25)
                                   -------          -------     -------     -------           -------

Net asset value, end
  of period..............          $ 19.04          $ 15.60     $ 17.01     $ 15.01           $ 15.29
                                   =======          =======     =======     =======           =======

Total return(2)..........            22.51%            4.08%      21.65%      (0.10)%          (19.69)%
                                   =======          =======     =======     =======           =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............          $38,222          $30,417     $27,353     $28,455           $31,794
Ratio of operating
  expenses to average net
  assets.................             0.70%(3)         0.66%       0.70%       0.68%             0.69%(3)
Ratio of net investment
  income to average net
  assets.................             0.73%(3)         1.44%       0.82%       1.47%             1.07%(3)
Portfolio turnover
  rate...................               40%              65%         67%         77%               42%

------------

(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.
(4)  Unaudited.
(5) On March 22, 2002, the Small Capitalization Value Portfolio changed its name to Small Cap Equity Portfolio.

                       See Notes to Financial Statements.
                                 ----- 16 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    LARGE CAP VALUE PORTFOLIO
                              ----------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                    FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      -------------------------------------------------------
                               2002(3)        2001        2000        1999        1998        1997
                              ----------     -------     -------     -------     -------     -------

Net asset value,
  beginning
  of period..............      $  8.56       $ 11.03     $ 11.24     $ 11.77     $ 13.29     $ 11.68
                               -------       -------     -------     -------     -------     -------
Income from investment
  operations:
Net investment income....         0.11          0.17        0.18        0.18        0.24        0.29
Net realized and
  unrealized
  gain (loss) on
  investments............         0.71         (1.49)      (0.15)       2.00        0.35        3.95
                               -------       -------     -------     -------     -------     -------

Total from investment
  operations.............         0.82         (1.32)       0.03        2.18        0.59        4.24
                               -------       -------     -------     -------     -------     -------
Less Distributions from:
Net investment income....        (0.05)        (0.18)      (0.16)      (0.19)      (0.25)      (0.29)
Net realized capital
  gains..................           --         (0.97)      (0.08)      (2.52)      (1.86)      (2.34)
                               -------       -------     -------     -------     -------     -------

Total distributions......        (0.05)        (1.15)      (0.24)      (2.71)      (2.11)      (2.63)
                               -------       -------     -------     -------     -------     -------

Net asset value, end
  of period..............      $  9.33       $  8.56     $ 11.03     $ 11.24     $ 11.77     $ 13.29
                               =======       =======     =======     =======     =======     =======

Total return(1)..........         9.62%       (12.31)%      0.30%      19.59%       4.77%      36.55%
                               =======       =======     =======     =======     =======     =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............      $16,841       $14,002     $21,251     $59,178     $66,620     $71,177
Ratio of operating
  expenses to average net
  assets.................         0.20%(2)      0.21%       0.23%       0.13%       0.12%       0.13%
Ratio of net investment
  income to average net
  assets.................         1.45%(2)      1.51%       1.50%       1.28%       1.74%       2.10%
Portfolio turnover
  rate...................           53%          174%        108%        105%        132%        109%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 17 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                             INTERNATIONAL PORTFOLIO
                              -------------------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                           FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ----------------------------------------------------------------------
                               2002(3)          2001           2000           1999           1998           1997
                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value,
  beginning
  of period..............     $   12.89      $    15.79     $    17.87     $    15.66     $    15.11     $    13.87
                              ----------     ----------     ----------     ----------     ----------     ----------
Income from investment
  operations:
Net investment income....          0.13            0.35           0.45           0.48           0.37           0.39
Net realized and
  unrealized
  gain (loss) on
  investments............          1.55           (2.91)         (1.09)          3.33           0.74           1.89
                              ----------     ----------     ----------     ----------     ----------     ----------

Total from investment
  operations.............          1.68           (2.56)         (0.64)          3.81           1.11           2.28
                              ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions from:
Net investment income....         (0.05)          (0.34)         (0.33)         (0.57)         (0.40)         (0.35)
Net realized capital
  gains..................            --              --          (1.11)         (1.03)         (0.16)         (0.62)
In excess of net
  investment income......            --              --             --             --             --          (0.07)
                              ----------     ----------     ----------     ----------     ----------     ----------

Total distributions......         (0.05)          (0.34)         (1.44)         (1.60)         (0.56)         (1.04)
                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value, end
  of period..............     $   14.52      $    12.89     $    15.79     $    17.87     $    15.66     $    15.11
                              ==========     ==========     ==========     ==========     ==========     ==========

Total return(1)..........         13.01%         (16.34)%        (3.70)%        24.65%          7.44%         16.35%
                              ==========     ==========     ==========     ==========     ==========     ==========
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............     $1,331,293     $1,219,138     $1,486,088     $1,500,559     $1,135,192     $1,051,102
Ratio of operating
  expenses to average net
  assets.................          0.13%(2)        0.11%          0.11%          0.11%          0.13%          0.14%
Ratio of net investment
  income to average net
  assets.................          1.91%(2)        2.34%          2.30%          2.52%          2.32%          2.77%
Portfolio turnover
  rate...................            13%             40%            36%            20%            19%            15%

-------------

(1)  Total return represents aggretate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 18 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                INSTITUTIONAL INTERNATIONAL PORTFOLIO
                              -------------------------------------------------------------------------
                               FOR THE
                              SIX MONTHS
                                ENDED                     FOR THE YEARS ENDED OCTOBER 31,
                              APRIL 30,      ----------------------------------------------------------
                               2002(3)         2001         2000         1999        1998        1997
                              ----------     --------     --------     --------     -------     -------

Net asset value,
  beginning of period....      $  12.25      $  15.10     $  17.82     $  15.53     $ 14.89     $ 13.67
                               --------      --------     --------     --------     -------     -------
Income from investment
  operations:
Net investment income....          0.07          0.23         0.33         0.39        0.26        0.27
Net realized and
  unrealized gain (loss)
  on investments.........          1.46         (2.86)       (1.37)        3.15        0.81        1.86
                               --------      --------     --------     --------     -------     -------

Total from investment
  operations.............          1.53         (2.63)       (1.04)        3.54        1.07        2.13
                               --------      --------     --------     --------     -------     -------
Less Distributions from:
Net investment income....            --         (0.16)       (0.24)       (0.40)      (0.28)      (0.22)
Net realized capital
  gains..................            --            --        (1.44)       (0.85)      (0.15)      (0.61)
In excess of net
  investment income......            --            --           --           --          --       (0.08)
Tax Return of capital....            --         (0.06)          --           --          --          --
                               --------      --------     --------     --------     -------     -------

Total distributions......            --         (0.22)       (1.68)       (1.25)      (0.43)      (0.91)
                               --------      --------     --------     --------     -------     -------
Net asset value, end of
  period.................      $  13.78      $  12.25     $  15.10     $  17.82     $ 15.53     $ 14.89
                               ========      ========     ========     ========     =======     =======

Total return(1)..........         12.50%       (17.45)%      (5.87)%      22.98%       7.26%      15.54%
                               ========      ========     ========     ========     =======     =======
Ratios to average net
  assets/
  Supplemental data:
Net assets, end of period
  (in 000's).............      $330,945      $275,132     $171,343     $175,951     $98,727     $81,659
Ratio of operating
  expenses to average net
  assets.................          0.84%(2)      0.83%        0.84%        0.86%       0.87%       0.87%
Ratio of net investment
  income to average net
  assets.................          1.20%(2)      1.71%        1.65%        1.83%       1.58%       1.94%
Portfolio turnover
  rate...................            17%           53%          74%          20%         19%         15%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 19 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SMALL CAPITALIZATION GROWTH PORTFOLIO
                                        ----------------------------------------------------------
                                             FOR THE            FOR THE          FOR THE PERIOD
                                           SIX MONTHS         YEAR ENDED      DECEMBER 29, 1999(1)
                                              ENDED           OCTOBER 31,           THROUGH
                                        APRIL 30, 2002(4)        2001           OCTOBER 31, 2000
                                        -----------------     -----------     --------------------

Net asset value, beginning of
  period...........................         $   5.04           $   9.22             $  10.00
                                            --------           --------             --------
Income from investment operations:
Net investment loss................            (0.03)                --                (0.03)
Net realized and unrealized gain
  (loss) on investments............             0.47              (4.18)               (0.75)
                                            --------           --------             --------

Total from investment operations...             0.44              (4.18)               (0.78)
                                            --------           --------             --------

Net asset value, end of period.....         $   5.48           $   5.04             $   9.22
                                            ========           ========             ========

Total return(2)....................             8.72%            (45.34)%              (7.80)%
                                            ========           ========             ========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period (in
  000's)...........................         $114,073           $105,052             $182,847
Ratio of operating expenses to
  average net assets...............             1.22%(3)           1.17%                1.23%(3)
Ratio of expenses in excess of
  income to average net assets.....            (0.94)%(3)         (0.83)%              (0.60)%(3)
Portfolio turnover rate............               24%                67%                  78%

------------

(1)  Commencement of operations.
(2)  Total return represents aggregate total return for the period indicated.
(3)  Annualized.
(4)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 20 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------
AGENCY DISCOUNT NOTES(1) -- 13.6%
             FEDERAL FARM CREDIT BANK -- 0.2%
$ 1,000,000    2.44% due 11/1/02.............................................................  $    987,529
                                                                                               ------------
             FEDERAL HOME LOAN BANK -- 0.6%
  3,020,000    2.00% due 11/25/02............................................................     2,985,102
                                                                                               ------------
             FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.7%
 50,000,000    1.63% due 5/1/02..............................................................    50,000,000
  5,000,000    1.98% due 10/9/02.............................................................     4,955,725
  2,000,000    2.12% due 12/5/02.............................................................     1,974,325
                                                                                               ------------
                                                                                                 56,930,050
                                                                                               ------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.1%
  5,000,000    1.74% due 5/7/02..............................................................     4,998,550
                                                                                               ------------
             TOTAL AGENCY DISCOUNT NOTES
               (Cost $65,901,231)............................................................    65,901,231
                                                                                               ------------
AGENCY NOTES -- 32.3%
             US GOVERNMENT AGENCIES & OBLIGATIONS -- 32.3%
             Federal Farm Credit Bank:
  5,000,000      3.95% due 5/28/02...........................................................     4,999,789
  2,030,000      6.20% due 7/1/02............................................................     2,044,776
  5,000,000      1.80% due 8/1/02............................................................     4,999,609
  2,000,000      6.25% due 12/2/02...........................................................     2,043,761
  2,000,000      2.23% due 1/22/03...........................................................     2,000,000
             Federal Home Loan Bank:
  2,250,000      6.75% due 5/1/02............................................................     2,250,000
  1,010,000      7.00% due 6/28/02...........................................................     1,018,214
  1,000,000      6.11% due 7/8/02............................................................     1,007,964
  2,000,000      6.75% due 8/15/02...........................................................     2,026,231
 12,535,000      6.00% due 8/15/02...........................................................    12,680,047
  3,000,000      4.675% due 10/15/02.........................................................     3,034,696
  3,000,000      6.375% due 11/15/02.........................................................     3,062,380
  2,650,000      2.10% due 12/5/02...........................................................     2,642,882
  5,000,000      5.125% due 1/13/03..........................................................     5,098,931
  2,300,000      5.85% due 2/11/03...........................................................     2,362,890
  2,000,000      2.27% due 2/21/03...........................................................     2,000,000
  3,000,000      2.40% due 3/20/03...........................................................     3,000,000
  3,000,000      2.46% due 3/25/03...........................................................     3,000,000
  3,000,000      3.05% due 4/22/03...........................................................     3,000,000
             Federal Home Loan Mortgage Corp.:
 10,820,000      5.50% due 5/15/02...........................................................    10,835,312
  7,150,000      6.625% due 8/15/02..........................................................     7,245,363

                       See Notes to Financial Statements.
                                 ----- 21 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

AGENCY NOTES -- (CONTINUED)
            US GOVERNMENT AGENCIES & OBLIGATIONS -- (CONTINUED)
$ 1,000,000      4.87% due 9/5/02............................................................  $  1,009,553
 22,125,000      6.25% due 10/15/02..........................................................    22,527,381
  3,000,000      2.65% due 12/20/02..........................................................     3,000,000
             Federal National Mortgage Association:
  4,000,000      6.59% due 5/21/02...........................................................     4,010,407
  6,000,000      6.75% due 8/15/02...........................................................     6,084,212
  2,000,000      5.90% due 10/10/02..........................................................     2,033,746
 15,340,000      6.375% due 10/15/02.........................................................    15,641,027
  1,000,000      7.05% due 11/12/02..........................................................     1,025,753
  9,400,000      6.25% due 11/15/02..........................................................     9,609,209
  6,300,000      5.25% due 1/15/03...........................................................     6,425,380
             Tennessee Valley Authority:
  5,255,000      6.00% due 9/24/02...........................................................     5,334,807
                                                                                               ------------
             TOTAL AGENCY NOTES
               (Cost $157,054,320)...........................................................   157,054,320
                                                                                               ------------
FLOATING RATE BONDS -- 10.5%
             Federal Home Loan Bank:
 10,000,000    1.743% due 8/20/02............................................................     9,999,751
             Student Loan Marketing Association:
  8,000,000    1.84% due 5/16/02.............................................................     8,000,000
  8,000,000    1.80% due 6/20/02.............................................................     8,000,000
  5,000,000    1.82% due 7/18/02.............................................................     5,000,000
  7,000,000    1.82% due 8/15/02.............................................................     7,000,000
  8,000,000    1.80% due 9/19/02.............................................................     8,000,000
  5,000,000    1.80% due 10/17/02............................................................     5,000,000
                                                                                               ------------
             TOTAL FLOATING RATE BONDS
               (Cost $50,999,751)............................................................    50,999,751
                                                                                               ------------
REPURCHASE AGREEMENTS -- 47.3%
 95,000,000  With Bear Stearns, Inc., dated 4/30/02, 1.92%, principal and interest in the amount of $95,005,067, due 5/01/02, (collateralized by FNR 2002-31 PE with a par value of $3,730,000, coupon rate of 6.00%, due 5/25/22, market value of
               $3,541,262 and FNR 2001-79 LA with a par value of $100,000,000, coupon rate of
               6.00%, due 10/25/30, market value of $94,398,493).............................    95,000,000

                       See Notes to Financial Statements.
                                 ----- 22 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           GOVERNMENT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------

REPURCHASE AGREEMENTS -- (CONTINUED)
$20,000,000  With Merrill Lynch, Inc., dated 4/30/02, 1.89%, principal and interest in the amount of $20,001,050, due 5/01/02, (collateralized by FNR 2001-6 PK with a par value of $24,232,000, coupon rate of 5.88%, due 12/25/22, market value of
               $20,408,022)..................................................................  $ 20,000,000
 20,000,000  With Paine Webber, Inc., dated 4/30/02, 1.88%, principal and interest in the amount of $20,001,044, due 5/01/02, (collateralized by FN 545028 with a par value of $25,353,000, coupon rate of 6.00%, due 11/01/14, market value of
               $20,000,326)..................................................................    20,000,000
 95,123,568  With Prudential Securities, Inc., dated 4/30/02, 1.89%, principal and interest in the amount of $95,128,562, due 5/01/02 (collateralized by FHR 2276 A, FHR
               2102 QH and FHR 2384F with par values of $40,000,000, $50,000,000 and
               $25,000,000, market values of $13,904,215, $51,250,000 and $17,677,420, with coupon rates ranging from 2.31% to 7.00% and due dates ranging from 12/15/16 to 8/15/28, and FNR 2002-4 BA with a par value of $14,310,000, coupon rate of
               6.00%, due 9/25/15, market value of $14,238,606)..............................    95,123,568
                                                                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $230,123,568)...........................................................   230,123,568
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $504,078,870)...........................................................    103.7% $504,078,870
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (3.7)  (18,167,248)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $485,911,622
                                                                                  =======  ============

------------

(1)  Rate represents annualized discount yield at date of purchase.
Abbreviations:
FHR -- Federal Home Loan Mortgage Corporation
FNR -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 23 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------
VARIABLE/FLOATING RATE NOTES(1) -- 93.3%
             DAILY VARIABLE/FLOATING RATE NOTES -- 43.9%
$ 2,500,000  Angelina & Neches River Authority, Texas, Industrial Development Corp., Solid
               Waste Disposal Revenue, Temple-Inland, (LOC: Bank of America),
               1.75% due 5/1/14..............................................................  $       2,500,000
  1,000,000  Beltrami County, Minnesota, Environmental Control Revenue Refunding, Northwood
               Panelboard Project, (LOC: Toronto-Dominion Bank),
               1.65% due 12/1/21.............................................................          1,000,000
  1,000,000  Connecticut State Health & Educational Facilities Authority, Edgehill Project,
               Series C, (LOC: KBC Bank N.V.),
               1.00% due 7/1/27..............................................................          1,000,000
  6,235,000  Dade County, Florida, Industrial Development Authority, Pollution Control
               Revenue Refunding, Florida Power & Light Co. Project,
               1.80% due 4/1/20..............................................................          6,235,000
 14,000,000  Delaware County, Pennsylvania, Industrial Development Authority, Airport
               Facilities Revenue, United Parcel Service Project,
               1.57% due 12/1/15.............................................................         14,000,000
  2,200,000  District of Columbia, General Fund Recovery, Series B-3, (LOC: Landesbank
               Hessen-Thuer.),
               1.85% due 6/1/03..............................................................          2,200,000
  5,700,000  East Baton Rouge Parish, Louisiana, Pollution Control Revenue Refunding, Exxon
               Corp. Project,
               1.60% due 11/1/19.............................................................          5,700,000
  2,550,000  Farmington, New Mexico, Pollution Control Revenue Refunding, Arizona Public
               Service Co. Four Corners Project, Series B, (LOC: Barclays Bank PLC),
               1.75% due 9/1/24..............................................................          2,550,000
             Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Exxon
               Project:
  1,000,000    1.65% due 6/1/20..............................................................          1,000,000
  7,100,000    1.57% due 10/1/24.............................................................          7,100,000
 10,500,000  Hapeville, Development Authority Georgia, Industrial Development Revenue,
               Hapeville Hotel Limited Project, (LOC: Bank of America),
               1.65% due 11/1/15.............................................................         10,500,000
  2,000,000  Harris County, Texas, Health Facilities Development Authority, Hospital Revenue,
               Children's Hospital Project, Series B-1, (MBIA Insured), (SPA: JP Morgan),
               1.70% due 10/1/29.............................................................          2,000,000

                       See Notes to Financial Statements.
                                 ----- 24 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$15,220,000  Idaho State Health Facility Authority, Revenue, St. Luke's Medical Center
               Project, (FSA Insured),
               1.65% due 7/1/30..............................................................  $      15,220,000
  1,000,000  Jackson County, Mississippi, Port Facility Revenue Refunding, Chevron USA Inc.
               Project,
               1.65% due 6/1/23..............................................................          1,000,000
  5,800,000  Jacksonville, Florida, Pollution Control Revenue Refunding, Florida Power &
               Light Co. Project,
               1.80% due 5/1/29..............................................................          5,800,000
  5,050,000  Kansas City, Missouri, Industrial Development Authority, Hospital Revenue,
               Research Health Services Systems, (MBIA Insured), (SPA: Bank of America),
               1.85% due 4/15/15.............................................................          5,050,000
  9,500,000  Kansas State Department of Transportation Highway Revenue, Series B-1,
               1.65% due 9/1/20..............................................................          9,500,000
  3,000,000  Kansas State Department of Transportation Highway Revenue, Series B-2,
               1.65% due 9/1/20..............................................................          3,000,000
  4,500,000  Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital,
               Series A, (AMBAC Insured),
               (SPA: JP Morgan),
               1.65% due 7/1/28..............................................................          4,500,000
  2,000,000  Lehigh County, Pennsylvania, General Purpose Authority, Lehigh Valley Hospital,
               Series B, (MBIA Insured), (SPA: First Union National Bank),
               1.65% due 7/1/29..............................................................          2,000,000
  4,380,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project, Series C,
               1.57% due 11/1/14.............................................................          4,380,000
  1,900,000  Lincoln County, Wyoming, Pollution Control Revenue, Exxon Project, Series D,
               1.57% due 11/1/14.............................................................          1,900,000
  6,150,000  Louisiana State Public Facilities Authority, Industrial Development, Kenner
               Hotel Ltd. Project, (LOC: Bank of America),
               1.65% due 12/1/15.............................................................          6,150,000
  2,100,000  Marshall County, West Virginia, Refunding, Bayer Corp. Project,
               1.75% due 3/1/09..............................................................          2,100,000

                       See Notes to Financial Statements.
                                 ----- 25 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,320,000    1.65% due 7/1/05..............................................................  $       2,320,000
  1,200,000    1.65% due 7/1/10..............................................................          1,200,000
    600,000  Massachusetts State Health & Educational Facilities Authority Revenue, Capital
               Asset Program, Series D, (MBIA Insured), (SPA: State Street Bank & Trust Co.),
               1.65% due 1/1/35..............................................................            600,000
  2,300,000  Massachusetts State, Central Artery, General Obligations, Series A, (SPA:
               Landesbank Baden-Wuert.),
               1.70% due 12/1/30.............................................................          2,300,000
  5,460,000  Metropolitan Nashville Airport Authority, Special Facility Revenue, American
               Airlines Project, Series A, (LOC: Credit Suisse First Boston),
               1.70% due 10/1/12.............................................................          5,460,000
  5,800,000  Metropolitan Water District of Southern California, Waterworks Revenue, Series
               B-3, (SPA: Westdeutsche Landesbank),
               1.65% due 7/1/35..............................................................          5,800,000
  6,200,000  New Jersey Economic Development Authority, Refunding, Stolthaven Project, Series
               A, (LOC: Citibank),
               1.60% due 1/15/18.............................................................          6,200,000
  1,100,000  New York City, New York, General Obligations, Series A, Subseries A-10, (LOC: JP
               Morgan),
               1.55% due 8/1/16..............................................................          1,100,000
  2,885,000  New York City, New York, General Obligations, Series A, Subseries A-8, (LOC: JP
               Morgan),
               1.65% due 8/1/18..............................................................          2,885,000
  3,900,000  New York City, New York, General Obligations, Subseries E2, (LOC: JP Morgan),
               1.55% due 8/1/21..............................................................          3,900,000
  1,500,000  New York City, New York, Municipal Water Finance Authority, Water & Sewer System
               Revenue, Series C, (FGIC Insured), (SPA: FGIC),
               1.65% due 6/15/22.............................................................          1,500,000
 11,800,000  New York City, New York, Municipal Water Finance Authority, Water & Sewer System
               Revenue, Series C, (SPA: Dexia Credit),
               1.60% due 6/15/33.............................................................         11,800,000

                       See Notes to Financial Statements.
                                 ----- 26 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 1,000,000  New York State Energy Research & Development Authority, Refunding, Electric &
               Gas Project, Series C,
               (LOC: JP Morgan),
               1.55% due 6/1/29..............................................................  $       1,000,000
  9,710,000  New York State Energy Research & Development Authority, Refunding, Electric &
               Gas Project, Series D, (LOC: Bank One Chicago),
               1.55% due 10/1/29.............................................................          9,710,000
 10,950,000  New York State Thruway Authority, General Revenue, (FGIC Insured), (SPA: FGIC),
               1.65% due 1/1/24..............................................................         10,950,000
  5,000,000  Newport Beach, California, Hoag Memorial Presbyterian Hospital Revenue, (SPA:
               Bank of America NT & SA),
               1.58% due 10/1/22.............................................................          5,000,000
  3,680,000  North Central, Texas, Health Facility Development Corp., Hospital Revenue,
               Presbyterian Medical Center Project, Series D, DATES, (MBIA Insured), (SPA: JP
               Morgan),
               1.66% due 12/1/15.............................................................          3,680,000
  1,800,000  Orange County, California, Sanitation District, Certificates of Participation,
               Series B, (SPA: Dexia Public Finance Bank),
               1.65% due 8/1/30..............................................................          1,800,000
  5,700,000  Princeton, Indiana, Pollution Control Revenue, PSI Energy Inc. Project, (LOC: JP
               Morgan),
               1.65% due 4/1/22..............................................................          5,700,000
  3,450,000  Raleigh Durham, North Carolina, Airport Authority, Special Facilities Revenue
               Refunding, American Airlines Project, Series A, (LOC: Bank of America N.A.),
               1.80% due 11/1/15.............................................................          3,450,000
  8,850,000  Roanoke Industrial Development Authority, Virginia, Hospital Revenue, Carilion
               Health System Obligated Group, Series B, (SPA: Bank of America),
               1.70% due 7/1/27..............................................................          8,850,000
  1,250,000  St. Lawrence County, New York, Industrial Development Agency, Industrial
               Development Revenue, Reynolds Metals Project, DATES, (LOC: San Paolo Bank),
               1.65% due 12/1/07.............................................................          1,250,000
  5,700,000  Uinta County, Wyoming, Pollution Control Revenue Refunding, Chevron USA Inc.
               Project,
               1.70% due 8/15/20.............................................................          5,700,000

                       See Notes to Financial Statements.
                                 ----- 27 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 7,940,000  University of North Carolina at Chapel Hill, Hospital Revenue, Series A, (SPA:
               Landesbank Hessen-Thuer.),
               1.65% due 2/15/31.............................................................  $       7,940,000
  2,000,000  Valdez, Alaska, Marine Terminal Revenue, Exxon Pipeline Co. Project, (Exxon
               Corp.),
               1.65% due 10/1/25.............................................................          2,000,000
  1,100,000  Washington State Health Care Facilities Authority, Fred Hutchinson Cancer
               Research Center, Series A,
               (LOC: JP Morgan),
               1.90% due 1/1/18..............................................................          1,100,000
                                                                                               -----------------
             TOTAL DAILY VARIABLE/FLOATING RATE NOTES
               (Cost $229,580,000)...........................................................        229,580,000
                                                                                               -----------------
             MONTHLY VARIABLE/FLOATING RATE NOTES -- 1.7%
  8,955,000  Ohio State Water Development Authority, Pollution Control Facilities Revenue,
               Duquesne Light Co. Project, Series C, (AMBAC Insured), (SPA: Bank of New
               York),
               1.70% due 11/1/29.............................................................          8,955,000
                                                                                               -----------------
             TOTAL MONTHLY VARIABLE/FLOATING RATE NOTES
               (Cost $8,955,000).............................................................          8,955,000
                                                                                               -----------------
             WEEKLY VARIABLE/FLOATING RATE NOTES -- 47.7%
    800,000  Alabama State Special Care Facilities Financing Authority, Hospital Revenue,
               Birmingham Hospital Project, (FGIC Insured), (SPA: FGIC),
               1.17% due 4/1/15..............................................................            800,000
  5,605,000  Bexar County, Texas, Housing Finance Corp., Multi Family Housing Revenue, Aamha
               LLC Project, (FNMA),
               1.70% due 12/15/25............................................................          5,605,000
  7,770,000  Burke County Development Authority, Georgia, Pollution Control Revenue,
               Oglethorpe Power Corp., Series A, (FGIC Insured), (SPA: Credit Local de
               France),
               1.60% due 1/1/19..............................................................          7,770,000
    800,000  California State Health Facilities Financing Authority Revenue, Children's
               Hospital of Orange County Project, (MBIA Insured), (SPA: Rabobank Nederland
               N.V.),
               1.65% due 11/1/21.............................................................            800,000
  3,720,000  Charlotte, North Carolina, Airport Revenue Refunding, Series A, (MBIA Insured),
               (SPA: Commerzbank A.G.),
               1.70% due 7/1/16..............................................................          3,720,000

                       See Notes to Financial Statements.
                                 ----- 28 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$   880,000  Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd
               Lien - A, (LOC: Societe Generale),
               1.58% due 1/1/15..............................................................  $         880,000
  1,000,000  Chicago, Illinois, O'Hare International Airport Revenue, General Airport 2nd
               Lien - B, (LOC: Societe Generale),
               1.58% due 1/1/15..............................................................          1,000,000
  6,000,000  Clark County, Nevada, Airport Revenue, Sub Lien, Series B-2, (LOC: Bayerische
               Landesbank),
               1.54% due 7/1/29..............................................................          6,000,000
  1,355,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Huntington Woods Apartments Project, Series A, (FSA Insured), (SPA:
               Societe Generale),
               1.70% due 1/1/21..............................................................          1,355,000
  1,000,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Kimberly Forest Apartments Project, Series B, (FSA Insured), (SPA:
               Societe Generale),
               1.70% due 1/1/21..............................................................          1,000,000
  1,100,000  Clayton County, Georgia, Housing Authority, Multi Family Housing Revenue
               Refunding, Kings Arms Apartments Project, Series D, (FSA Insured), (SPA:
               Societe Generale),
               1.70% due 1/1/21..............................................................          1,100,000
  2,335,000  Clayton County, Georgia, Housing Authority, Multi-Family Housing Revenue
               Refunding, Ten Oaks Apartments Project, Series F, (FSA Insured), (SPA: Societe
               Generale),
               1.70% due 1/1/21..............................................................          2,335,000
  1,600,000  Colton, California, Redevelopment Agency, Multi Family Revenue, Series 1985A,
               (LOC: FHLB),
               1.50% due 5/1/10..............................................................          1,600,000
 10,100,000  Connecticut State Health & Educational Facilities Authority, Yale University
               Project, Series T-2,
               1.50% due 7/1/29..............................................................         10,100,000
  9,200,000  Connecticut State, General Obligations, Series B, (SPA: Bayerische Landesbank),
               1.60% due 5/15/14.............................................................          9,200,000
    980,000  Dade County, Florida, Aviation Revenue, Series A, VRD, (LOC: JP Morgan),
               1.63% due 10/1/09.............................................................            980,000
  5,000,000  Dauphin County, Pennsylvania, General Authority, (AMBAC Insured), (LOC: Bank of
               Nova Scotia),
               1.75% due 6/1/26..............................................................          5,000,000

                       See Notes to Financial Statements.
                                 ----- 29 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,600,000  Dauphin County, Pennsylvania, General Authority, School District Pooled
               Financing Program II, (AMBAC Insured),
               1.75% due 9/1/32..............................................................  $       2,600,000
  1,000,000  Delaware State River & Bay Authority, Development Revenue, Series B, (AMBAC
               Insured), (LOC: Dexia Credit Local),
               1.60% due 1/1/30..............................................................          1,000,000
  1,900,000  Durham, North Carolina, Public Improvement, (SPA: Wachovia Bank),
               1.75% due 2/1/13..............................................................          1,900,000
  6,900,000  Emmaus, Pennsylvania, General Authority, (FSA Insured), (SPA: First Union
               National Bank),
               1.70% due 12/1/28.............................................................          6,900,000
    600,000  Fairfax County, Virginia, Industrial Development Authority Revenue, Fairfax
               Hospital Project, Series C,
               1.70% due 10/1/25.............................................................            600,000
  3,000,000  Florida State Housing Finance Agency, Multi Family Housing Revenue, Buena Vista
               Project, (FHLMC Insured), (LOC: First Union National Bank),
               1.54% due 11/1/07.............................................................          3,000,000
  2,000,000  Gloucester County, New Jersey, Pollution Control Financing Authority, Revenue
               Refunding, Mobil Oil Refining Co. Project,
               1.55% due 12/1/03.............................................................          2,000,000
  2,400,000  Hamilton County, Ohio, Hospital Facilities Revenue, Health Alliance of Greater
               Cincinnati, Series E, (MBIA Insured), (SPA: Credit Suisse First Boston),
               1.58% due 1/1/18..............................................................          2,400,000
             Honolulu City & County, Hawaii , General Obligations, Series A, (LOC:
               Landesbank Hessen-Thuer.):
  1,800,000    1.65% due 1/1/10..............................................................          1,800,000
  8,000,000    1.65% due 1/1/11..............................................................          8,000,000
  2,600,000  Illinois State Health Facilities Authority, Hospital Revenue, Decatur Memorial
               Hospital Project, Series A, (MBIA Insured), (SPA:Northern Trust Co.),
               1.63% due 11/15/24............................................................          2,600,000
    600,000  Illinois State Health Facilities Authority, Hospital Revenue, Swedish Hospital
               Covenant Project, (AMBAC Insured), (SPA: Bank One),
               1.65% due 8/1/25..............................................................            600,000
  5,900,000  Illinois State Housing Development Authority, Housing Revenue, Illinois Center
               Apartments Project, (LOC: FHLMC),
               1.54% due 1/1/08..............................................................          5,900,000

                       See Notes to Financial Statements.
                                 ----- 30 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 2,100,000  Iowa State Higher Education Loan Authority, Education Loan Revenue, Private
               College Facility, ACES, (MBIA Insured), (SPA: JP Morgan),
               1.70% due 12/1/15.............................................................  $       2,100,000
  6,370,000  Kentucky State, Area Development Districts, Revenue, Ewing Project, (LOC:First
               Union National Bank), (SPA: First Union National Bank),
               1.80% due 6/1/33..............................................................          6,370,000
  1,000,000  Knox County, Tennessee, Industrial Development Board, Professional Plaza, (FGIC
               Insured), (LOC: BankBoston N.A.),
               1.65% due 12/1/14.............................................................          1,000,000
  8,000,000  Lisle & Dupage Counties, Ilinois, Multi Family Housing Revenue Refunding, Four
               Lakes Phase V Project, (FNMA Insured),
               1.70% due 9/15/26.............................................................          8,000,000
  2,500,000  Los Angeles County, California, Pension Obligation, Refunding, Series C, (AMBAC
               Insured), (SPA: Bank of Nova Scotia),
               1.60% due 6/30/07.............................................................          2,500,000
  3,015,000  Los Angeles, California, Multi Family Housing Revenue, Series K, (FHLB),
               1.45% due 7/1/10..............................................................          3,015,000
  4,000,000  Louisiana State Public Facilities Authority, Multi Family Mortgage Revenue
               Refunding, Emberwood Apartments Project, (GE Capital Insured),
               1.70% due 10/1/22.............................................................          4,000,000
  2,850,000  Louisiana State Public Facilities Authority, Revenue, College & University
               Equipment & Capital, Series A, (FGIC Insured), (SPA: Societe Generale),
               1.70% due 9/1/10..............................................................          2,850,000
  7,500,000  Massachusetts State Health & Educational Facilities Authority Revenue, Amherst
               College Project, Series F,
               1.49% due 11/1/26.............................................................          7,500,000
  5,000,000  Massachusetts State Health & Educational Facilities Authority Revenue, Boston
               University Project,
               Series H, (LOC: State Street Bank & Trust Co.),
               1.49% due 12/1/15.............................................................          5,000,000
    700,000  Massachusetts State Health & Educational Facilities Authority Revenue, Capital
               Asset Program, Series G-1, (MBIA Insured), (SPA: State Street Bank & Trust
               Co.),
               1.60% due 1/1/19..............................................................            700,000

                       See Notes to Financial Statements.
                                 ----- 31 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$   900,000  Massachusetts State Housing Financing Agency, Revenue Refunding, Multi Family
               Housing Project, Series A, (FNMA Collateralized),
               1.60% due 1/15/10.............................................................  $         900,000
  9,500,000  Massachusetts State Water Resources Authority, General Obligations, Series B,
               (Government of Authority), (LOC: Helaba),
               1.65% due 8/1/28..............................................................          9,500,000
  5,400,000  Mecklenburg County, North Carolina, Series C, (SPA: First Union National Bank),
               1.70% due 2/1/18..............................................................          5,400,000
  1,300,000  Michigan State Strategic Fund, Industrial Development Revenue, Allen Group Inc.
               Project, (LOC: Dresdner Bank A.G.),
               1.65% due 11/1/25.............................................................          1,300,000
  6,700,000  Missouri State Health & Educational Facilities Authority, Christian Health
               Services, Series B, (LOC: JP Morgan),
               1.60% due 12/1/19.............................................................          6,700,000
  5,000,000  Moffat County, Colorado, Pollution Control Revenue, Electric Utilities, (AMBAC
               Insured), (SPA: Societe Generale),
               1.75% due 7/1/10..............................................................          5,000,000
  5,400,000  Montgomery County, Maryland, Housing Opportunities Commission, Housing Revenue,
               Falklands Project, Series B, (Conn. General Life),
               1.54% due 8/1/15..............................................................          5,400,000
  1,500,000  Mountain View/Santa Clara County, California, Mariposa Project, Series A, (FGIC
               Insured), (SPA: FGIC Capital Market Services),
               1.65% due 3/1/17..............................................................          1,500,000
  4,200,000  New Jersey State Turnpike Authority Revenue, Series D, (FGIC Insured), (LOC:
               Societe Generale),
               1.60% due 1/1/18..............................................................          4,200,000
  7,600,000  New York City, New York,Transitional Finance Authority, Revenue, Future Tax
               Secured, Series A-1, (SPA: Commerzbank),
               1.70% due 11/15/28............................................................          7,600,000
  4,300,000  New York State Housing Finance Agency Revenue, Liberty View Apartments Project,
               Series A, (FNMA Insured),
               1.65% due 11/15/19............................................................          4,300,000

                       See Notes to Financial Statements.
                                 ----- 32 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$11,500,000  New York State, Local Assistance Corp., Series B, (Government of Corp. Insured),
               (LOC: Westdeutsche Landesbank),
               1.60% due 4/1/23..............................................................  $      11,500,000
  3,335,000  North Carolina State Educational Facilities Finance Agency, Revenue, Greensboro
               College Project, (Government of Institution Insured), (LOC: Bank of America),
               1.70% due 9/1/27..............................................................          3,335,000
  4,500,000  North Carolina State Medical Care Commission, Hospital Revenue, Duke University
               Hospital Project, Series C, (SPA: Wachovia Bank),
               1.65% due 6/1/15..............................................................          4,500,000
    700,000  Ohio State University, General Receipts,
               1.35% due 12/1/07.............................................................            700,000
  8,400,000  Orange County, California, Water District, Certificates of Participation,
               Project B,
               1.50% due 8/15/15.............................................................          8,400,000
  2,600,000  Port Kalama, Washington, Public Corp., Conagra Inc. Project, (LOC: JP Morgan),
               1.75% due 1/1/04..............................................................          2,600,000
  2,089,000  Roseville, Minnesota, Berger Transfer & Storage Project, Series F, (LOC: Wells
               Fargo Bank),
               1.75% due 12/1/15.............................................................          2,089,000
  2,140,000  Scottsdale, Arizona, Industrial Development Authority, Hospital Revenue,
               Scottsdale Memorial Health System Project, Series B, (AMBAC Insured), (SPA:
               Credit Local de France),
               1.65% due 9/1/22..............................................................          2,140,000
  1,845,000  Texas State Higher Education Authority, Educational Equipment & Improvement
               Revenue, Series B, (FGIC Insured),
               1.70% due 12/1/25.............................................................          1,845,000
  4,200,000  Tulsa, Oklahoma, Industrial Authority, Revenue Refunding, University of Tulsa
               Project, Series B, (MBIA Insured), (SPA: Credit Locale de France),
               1.70% due 10/1/26.............................................................          4,200,000
  2,120,000  University of Utah, Utah, University Revenue, Auxilliary & Campus Facilities,
               Series A, (SPA: Bank of Nova Scotia),
               1.65% due 4/1/27..............................................................          2,120,000

                       See Notes to Financial Statements.
                                 ----- 33 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

VARIABLE/FLOATING RATE NOTES(1) -- (CONTINUED)
            WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$ 4,100,000  Washington State Housing Finance Commission, Multi Family Mortgage Revenue
               Refunding, Pacific First Federal Savings Bank Project, Series A, (SPA: FHLB),
               1.70% due 7/1/20..............................................................  $       4,100,000
  3,900,000  Washington State, General Obligations, Series VR-96A, (SPA: Landesbank
               Hessen-Thuer.),
               1.54% due 6/1/20..............................................................          3,900,000
  4,800,000  Washington State, Suburban Sanitation District, BAN, (Westdeutsche Landesbank),
               1.70% due 8/1/04..............................................................          4,800,000
                                                                                               -----------------
             TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
               (Cost $249,609,000)...........................................................        249,609,000
                                                                                               -----------------
             TOTAL VARIABLE/FLOATING RATE NOTES
               (Cost $488,144,000)...........................................................        488,144,000
                                                                                               -----------------
FIXED RATE BONDS -- 4.9%
  3,000,000  Douglas County, Colorado, Douglas & Elbert Counties, General Obligations, School
               District Revenue, TAN:
               3.50% due 6/28/02.............................................................          3,005,064
  1,800,000  Florida State Housing Finance Agency, Multi Family Housing Revenue, Cypress Lake
               Apartments Project, (LOC: Heller Financial Inc.):
               5.75% due 12/1/02.............................................................          1,839,048
    500,000  Peters Township, Pennsylvania, School District, Prerefunded in 100% Gov't.
               5/15/02:
               6.00% due 5/15/03.............................................................            500,751
  5,000,000  Spokane, Washington, Regional Solid Waste Management System Revenue, Prerefunded
               in 100% Gov't 12/01/02:
               6.25% due 12/1/11.............................................................          5,233,199
 10,000,000  Tampa Bay, Florida, Revenue, Florida Aquarium Project, Prerefunded in 100% Gov't
               5/01/02:
               7.75% due 5/1/27..............................................................         10,200,000

                       See Notes to Financial Statements.
                                 ----- 34 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           TAX-EXEMPT CASH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                             VALUE
-----------                                                                                    -----------------

FIXED RATE BONDS -- (CONTINUED)
$ 5,000,000  Texas State, TRAN, Series A-L32:
               3.75% due 8/29/02.............................................................  $       5,021,272
                                                                                               -----------------
             TOTAL FIXED RATE BONDS
               (Cost $25,799,334)............................................................         25,799,334
                                                                                               -----------------

TOTAL INVESTMENTS
  (Cost $513,943,334)...........................................................     98.2% $513,943,334
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      1.8     9,167,627
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $523,110,961
                                                                                  =======  ============

------------

(1) Demand security; payable upon demand by the Fund with usually no more than thirty (30) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect as of April 30, 2002.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
BAN -- Bond Anticipation Notes
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Board
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
TAN -- Tax Anticipation Note
TRAN -- Tax Revenue Anticipation Note
VRD -- Variable Rate Demand

                       See Notes to Financial Statements.
                                 ----- 35 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    -----------
AGENCY NOTES -- 8.3%
              US GOVERNMENT AGENCIES -- 8.3%
              Federal National Mortgage Association:
$ 11,600,000    6.50% due 8/15/04.............................................................  $12,312,646
   2,000,000    6.25% due 2/1/11..............................................................    2,042,728
                                                                                                -----------
              TOTAL AGENCY NOTES
                (Cost $13,417,862)............................................................   14,355,374
                                                                                                -----------
MORTGAGE-BACKED SECURITIES(1) -- 36.4%
              COUNTRYWIDE SECURITIES CORP. -- 0.6%
   1,111,999  Countrywide Home Loans Series 1998-6 Class A, 6.50%
                due 6/25/13...................................................................    1,138,142
                                                                                                -----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 14.5%
      29,352  # 555359, 6.50% due 4/1/08......................................................       29,418
  19,098,545  # C00742, 6.50% due 4/1/29......................................................   19,421,463
     291,571  # D78677, 8.00% due 3/1/27......................................................      310,489
     609,981  # D84894, 8.00% due 12/1/27.....................................................      648,747
     112,503  # G00807, 9.50% due 3/1/21......................................................      122,537
     905,305  # G10753, 6.50% due 9/1/09......................................................      943,361
   3,500,000  TBA, 7.00% due 5/1/32...........................................................    3,608,283
                                                                                                -----------
                                                                                                 25,084,298
                                                                                                -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.0%
     668,769  # 252806, 7.50% due 10/1/29.....................................................      699,195
     315,126  # 313795, 9.50% due 1/1/25......................................................      349,166
     146,422  # 313796, 9.50% due 2/1/21......................................................      161,573
     801,175  # 313815, 6.50% due 1/1/11......................................................      836,058
     514,696  # 373328, 8.00% due 3/1/27......................................................      547,243
   1,097,700  # 390895, 8.00% due 6/1/27......................................................    1,167,116
     414,486  # 395715, 8.00% due 8/1/27......................................................      440,697
   2,577,979  # 397602, 8.00% due 8/1/27......................................................    2,741,002
     547,095  # 405845, 8.00% due 11/1/27.....................................................      581,692
     177,057  # 44174, 6.50% due 11/1/03......................................................      179,044
     260,444  # 499335, 6.50% due 8/1/29......................................................      264,619
      78,062  # 523497, 7.50% due 11/1/29.....................................................       81,614
   3,500,000  TBA, 6.50% due 5/1/17...........................................................    3,603,908
   2,016,000  TBA, 8.00% due 4/1/32...........................................................    2,127,509
   5,000,000  TBA, 7.00% due 5/1/32...........................................................    5,156,250
   5,000,000  TBA, 7.50% due 5/1/32...........................................................    5,221,875
                                                                                                -----------
                                                                                                 24,158,561
                                                                                                -----------

                       See Notes to Financial Statements.
                                 ----- 36 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    -----------

MORTGAGE-BACKED SECURITIES(1) -- (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 7.3%
$    582,675  # 460389, 7.00% due 5/15/28.....................................................  $   603,618
     357,281  # 464049, 7.00% due 7/15/28.....................................................      370,123
     423,471  # 466046, 7.00% due 9/15/28.....................................................      438,691
   2,049,584  # 474717, 7.00% due 1/15/31.....................................................    2,118,497
     672,682  # 476259, 7.00% due 8/15/28.....................................................      696,860
     495,266  # 483491, 7.00% due 10/15/28....................................................      513,067
     915,719  # 485264, 7.50% due 2/15/31.....................................................      960,613
     591,399  # 490998, 7.00% due 12/15/28....................................................      612,655
     302,344  # 496632, 7.00% due 12/15/28....................................................      313,211
     766,571  # 530571, 7.50% due 2/15/31.....................................................      804,153
   5,000,000  TBA, 7.00% due 5/1/32...........................................................    5,162,500
                                                                                                -----------
                                                                                                 12,593,988
                                                                                                -----------
              TOTAL MORTGAGE-BACKED SECURITIES
                (Cost $61,257,972)............................................................   62,974,989
                                                                                                -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%
   2,868,996  Credit-Based Asset Servicing, 6.50% due 9/25/26.................................    2,979,521
                                                                                                -----------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                (Cost $2,638,922).............................................................    2,979,521
                                                                                                -----------
INTEREST-ONLY SECURITIES(2) -- 0.4%
     629,820  FHG #16 PQ, 7.00% due 4/25/21...................................................       60,843
     630,311  FHR #1529 JB, 7.00% due 3/15/06.................................................       64,605
   3,846,153  FNR #93-135 PI, 6.50% due 7/25/08...............................................      507,865
     118,862  FNR #93-147 K, 7.00% due 6/25/20................................................        1,248
     168,479  FNR #93-167 L, 7.00% due 8/25/19................................................        2,615
     373,680  UAC #99-AI, 0.80% due 9/8/06....................................................          682
                                                                                                -----------
              TOTAL INTEREST-ONLY SECURITIES
                (Cost $570,860)...............................................................      637,858
                                                                                                -----------
CORPORATE NOTES -- 30.4%
   4,000,000  Abbott Laboratories, 5.625% due 7/1/06..........................................    4,113,760
   5,000,000  Citigroup, Inc., 7.25% due 10/1/10..............................................    5,356,600
   5,000,000  General Electric Capital Corp., 5.875% due 2/15/12(3)...........................    4,900,955
   5,000,000  General Motors Acceptance Corp., 6.38% due 1/30/04(3)...........................    5,157,430
   5,000,000  IBM Corp., 5.375% due 2/1/09(3).................................................    4,884,155
   5,000,000  J.P. Morgan Chase & Co., 5.625% due 8/15/06(3)..................................    5,060,695
   5,000,000  Merrill Lynch & Co., Inc., 6.00% due 2/17/09....................................    4,943,905
   5,000,000  Morgan Stanley, 6.10% due 4/15/06...............................................    5,145,380
   5,000,000  Verizon New England, Inc., 6.50% due 9/15/11(3).................................    4,859,800

                       See Notes to Financial Statements.
                                 ----- 37 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

    FACE
   AMOUNT                                                                                          VALUE
------------                                                                                    -----------

CORPORATE NOTES -- (CONTINUED)
$  3,700,000  Wal-Mart Stores, Inc., 6.875% due 8/10/09.......................................  $ 3,965,209
   4,000,000  Wells Fargo Bank NA, 6.45% due 2/1/11...........................................    4,097,376
                                                                                                -----------
              TOTAL CORPORATE NOTES
                (Cost $52,128,993)............................................................   52,485,265
                                                                                                -----------
US TREASURY NOTES/BONDS -- 19.6%
   3,000,000  U.S. Treasury Bond, 5.00% due 2/15/11(3)........................................    2,983,593
   4,100,000  U.S. Treasury Bond, 5.00% due 8/15/11(4)........................................    4,068,930
   4,350,000  U.S. Treasury Bond, 6.125% due 11/15/27(3)......................................    4,566,143
   8,400,000  U.S. Treasury Bond, 6.125% due 8/15/29(3).......................................    8,849,534
   5,000,000  U.S. Treasury Note 3.50% due 11/15/06(4)........................................    4,814,845
   3,000,000  U.S. Treasury Note, 3.25% due 12/31/03..........................................    3,014,181
   5,500,000  U.S. Treasury Note, 4.625% due 5/15/06..........................................    5,573,260
                                                                                                -----------
              TOTAL US TREASURY NOTES/BONDS
                (Cost $33,762,646)............................................................   33,870,486
                                                                                                -----------
REPURCHASE AGREEMENTS -- 21.5%
      92,204  With Investors Bank & Trust Co., dated 4/30/02, 1.29%, principal and interest in the amount of $92,207, due 5/01/02 (collateralized by FN 625298 with a par value of $97,063, coupon rate of 5.14%, due 2/01/32, market value of
                $96,815)......................................................................       92,204
  37,100,000  With Prudential Securities Inc., dated 4/30/02, 1.89%, principal and interest in the amount of $37,101,948, due 5/01/02, (collateralized by FNR 2002-2 MF with a par value of $29,749,310, coupon rate of 2.25%, due 2/25/17, market value of
                $29,600,563 and FHR 2832 FL with a par value of $8,366,973, coupon rate of
                2.36%, due 11/15/16, market value of $8,273,263)..............................   37,100,000
                                                                                                -----------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $37,192,204)............................................................   37,192,204
                                                                                                -----------

TOTAL INVESTMENTS
  (Cost $200,969,459)...........................................................    118.2% $204,495,697

                       See Notes to Financial Statements.
                                 ----- 38 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                          CORE FIXED INCOME PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

     FACE
    AMOUNT                                                                                           VALUE
--------------                                                                                    ------------
REVERSE REPURCHASE AGREEMENTS -- (4.9)%
$    3,500,000  With Merrill Lynch Inc., dated 04/30/02, 0.95%, principal and interest in the amount of $3,556,969, due 5/01/02, (collateralized by US Treasury Bonds with a par value of $3,500,000, coupon rate of 5.00%, due 8/15/11, market value of
                  $3,473,477)...................................................................  $ (3,556,875)
     5,000,000  With Merrill Lynch Inc., dated 04/30/02, 1.85%, principal and interest in the amount of $4,843,999, due 5/01/02, (collateralized by US Treasury Bonds with a par value of $5,000,000, coupon rate of 3.50%, due 11/15/06, market value of
                  $4,814,845)...................................................................    (4,843,750)
                                                                                                  ------------
                TOTAL REVERSE REPURCHASE AGREEMENTS
                  (Cost $8,400,625).............................................................    (8,400,625)
                                                                                                  ------------

LIABILITIES IN EXCESS OF OTHER ASSETS...........................................    (13.3)  (23,152,377)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $172,942,695
                                                                                  =======  ============

------------

(1)  Represents current face amount at April 30, 2002.
(2)  Face amount represents notional amount.
(3)  Securities or partial securities on loan. See Note 5.
(4)  Collateral for reverse repurchase agreements.
Abbreviations:
FH -- Federal Home Loan Mortgage Corporation
FHG -- Federal Home Loan Mortgage Corporation - Gold
FHR -- Federal Home Loan Mortgage Corporation
FNR -- Federal National Mortgage Association
TBA -- To be announced
UAC -- Union Acceptance Corp

                       See Notes to Financial Statements.
                                 ----- 39 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------
COMMON STOCKS -- 98.2%
              ADVERTISING -- 0.7%
       9,800  Omnicom Group, Inc.(1)..........................................................  $    854,952
                                                                                                ------------
              AEROSPACE & DEFENSE -- 1.7%
      10,200  General Dynamics Corp...........................................................       990,318
      16,200  Lockheed Martin Corp............................................................     1,018,980
                                                                                                ------------
                                                                                                   2,009,298
                                                                                                ------------
              BANKING -- 8.8%
      10,950  Bank of America Corp............................................................       793,656
      20,700  Charter One Financial, Inc......................................................       732,366
      68,608  Citigroup, Inc..................................................................     2,970,726
      30,800  Lehman Brothers Holding, Inc....................................................     1,817,200
      56,500  MBNA Corp.......................................................................     2,002,925
      47,600  Washington Mutual, Inc..........................................................     1,795,948
                                                                                                ------------
                                                                                                  10,112,821
                                                                                                ------------
              BEVERAGES, FOOD & TOBACCO -- 1.1%
      15,900  Safeway, Inc.(2)................................................................       667,005
      19,520  Sysco Corp.(1)..................................................................       566,275
                                                                                                ------------
                                                                                                   1,233,280
                                                                                                ------------
              CAPITAL GOODS -- 1.5%
      24,500  United Technologies Corp........................................................     1,719,165
                                                                                                ------------
              CHEMICALS -- 0.6%
      15,100  Air Products & Chemicals, Inc...................................................       725,555
                                                                                                ------------
              COMMERCIAL SERVICES -- 2.1%
      38,200  McGraw-Hill Companies, Inc......................................................     2,444,418
                                                                                                ------------
              COMPUTER SOFTWARE & PROCESSING -- 1.4%
      54,305  Check Point Software Technologies, Ltd.(1),(2)..................................       985,636
      25,700  Siebel Systems, Inc.(2).........................................................       621,683
                                                                                                ------------
                                                                                                   1,607,319
                                                                                                ------------
              CONSUMER DURABLES -- 2.2%
      48,000  Harley-Davidson, Inc.(1)........................................................     2,543,520
                                                                                                ------------
              CONSUMER NON - DURABLES -- 2.9%
      21,740  Colgate-Palmolive Co............................................................     1,152,437
      34,200  Kimberly-Clark Corp.............................................................     2,227,104
                                                                                                ------------
                                                                                                   3,379,541
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 40 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
              CONSUMER PRODUCTS -- 4.5%
      41,700  Anheuser-Busch Companies, Inc...................................................  $  2,210,100
      57,500  PepsiCo, Inc....................................................................     2,984,250
                                                                                                ------------
                                                                                                   5,194,350
                                                                                                ------------
              CONSUMER SERVICES -- 0.6%
      27,500  Comcast Corp. Special Class A(1),(2)............................................       735,625
                                                                                                ------------
              COSMETICS & PERSONAL CARE -- 1.8%
      23,000  Procter & Gamble Co.............................................................     2,075,980
                                                                                                ------------
              ELECTRONIC TECHNOLOGY -- 3.3%
     149,725  Cisco Systems, Inc.(2)..........................................................     2,193,471
      56,000  Intel Corp......................................................................     1,602,160
                                                                                                ------------
                                                                                                   3,795,631
                                                                                                ------------
              ENERGY MINERALS -- 4.2%
      24,350  ChevronTexaco Corp..............................................................     2,111,388
      67,396  Exxon Mobil Corp................................................................     2,707,297
                                                                                                ------------
                                                                                                   4,818,685
                                                                                                ------------
              FINANCIAL SERVICES -- 7.0%
      39,625  American International Group....................................................     2,738,880
      60,000  Freddie Mac.....................................................................     3,921,000
      33,230  Nationwide Financial Services, Inc. - Class A...................................     1,362,430
                                                                                                ------------
                                                                                                   8,022,310
                                                                                                ------------
              HEALTH CARE -- 6.2%
     136,800  Pfizer, Inc.....................................................................     4,972,680
      30,500  Tenet Healthcare Corp.(1),(2)...................................................     2,237,785
                                                                                                ------------
                                                                                                   7,210,465
                                                                                                ------------
              HEALTH CARE FACILITY & SUPPLIES -- 5.6%
      12,400  C.R. Bard, Inc..................................................................       681,256
      42,600  Medtronic, Inc..................................................................     1,903,794
      51,400  Wellpoint Health Networks, Inc.(2)..............................................     3,859,112
                                                                                                ------------
                                                                                                   6,444,162
                                                                                                ------------
              HEALTH TECHNOLOGY -- 5.5%
      80,000  Johnson & Johnson...............................................................     5,108,800
      34,775  Zimmer Holdings, Inc.(2)........................................................     1,207,040
                                                                                                ------------
                                                                                                   6,315,840
                                                                                                ------------
              MULTI-LINE INSURANCE -- 2.7%
      38,450  PMI Group, Inc. (The)(1)........................................................     3,119,064
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 41 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
              NATURAL GAS -- 2.4%
      50,375  Anadarko Petroleum Corp.........................................................  $  2,711,182
                                                                                                ------------
              PROCESS INDUSTRIES -- 3.9%
      54,650  Alcoa, Inc......................................................................     1,859,740
      85,200  General Electric Co.............................................................     2,688,060
                                                                                                ------------
                                                                                                   4,547,800
                                                                                                ------------
              PRODUCER MANUFACTURING -- 2.0%
      27,000  Johnson Controls, Inc...........................................................     2,328,750
                                                                                                ------------
              REGIONAL BELL OPERATING COMPANIES -- 1.5%
      43,050  Verizon Communications, Inc.....................................................     1,726,736
                                                                                                ------------
              RETAILERS -- 4.1%
      65,250  Target Corp.....................................................................     2,848,163
      25,000  TJX Cos., Inc. (The)............................................................     1,089,500
      14,700  Wal-Mart Stores, Inc............................................................       821,142
                                                                                                ------------
                                                                                                   4,758,805
                                                                                                ------------
              TECHNOLOGY -- 13.5%
      76,600  Agilent Technologies, Inc.(2)...................................................     2,301,830
      74,100  AOL Time Warner, Inc.(2)........................................................     1,409,382
     100,000  Applied Materials, Inc.(2)......................................................     2,432,000
      12,800  Electronic Data Systems Corp....................................................       694,528
      58,200  EMC Corp.(2)....................................................................       531,948
      26,900  First Data Corp.................................................................     2,138,281
      34,150  International Business Machines Corp............................................     2,860,404
      61,475  Microsoft Corp.(2)..............................................................     3,212,684
                                                                                                ------------
                                                                                                  15,581,057
                                                                                                ------------
              TELECOMMUNICATIONS -- 1.3%
      18,650  ALLTEL Corp.....................................................................       923,175
      21,700  CenturyTel, Inc.................................................................       601,090
                                                                                                ------------
                                                                                                   1,524,265
                                                                                                ------------
              TRANSPORTATION -- 1.7%
     109,900  Southwest Airlines..............................................................     2,001,279
                                                                                                ------------
              TRANSPORTATION - SHIPPING -- 1.5%
      29,400  United Parcel Service - Class B.................................................     1,765,176
                                                                                                ------------
              UTILITIES -- 1.9%
      57,000  Duke Energy Corp................................................................     2,184,811
                                                                                                ------------
              TOTAL COMMON STOCKS
                (Cost $99,887,771)............................................................   113,491,842
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 42 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           STRATEGIC EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------
PREFERRED STOCKS -- 0.9%
              TECHNOLOGY -- 0.9%
      47,100  Solectron Corp..................................................................  $    996,165
                                                                                                ------------
              TOTAL PREFERRED STOCKS
                (Cost $1,177,500).............................................................       996,165
                                                                                                ------------

    FACE
   AMOUNT
------------
REPURCHASE AGREEMENT -- 0.9%
$  1,082,597  With Investors Bank & Trust Co., dated 4/30/02, 1.29%, principal and interest in the amount of $1,082,625, due 5/01/02 (collateralized by FNMA 1994-33 FD with a par value of $1,111,000, coupon rate of 3.74%, due 3/25/09, market value of
                $1,146,031)...................................................................     1,082,597
                                                                                                ------------
              TOTAL REPURCHASE AGREEMENT
                (Cost $1,082,597).............................................................     1,082,597
                                                                                                ------------

TOTAL INVESTMENTS
  (Cost $102,147,868)...........................................................    100.0% $115,570,604
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................      0.0       (32,074)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $115,538,530
                                                                                  =======  ============

------------

(1)  Securities or partial securities on loan. See Note 5.
(2)  Non-income producing security.
Abbreviation:
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 43 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------
COMMON STOCKS -- 96.7%
              AUTOMOTIVE -- 1.7%
      67,770  Aftermarket Technology Corp.(1).................................................  $  1,555,321
     101,060  American Axle and Manufacturing Holdings, Inc.(1)...............................     3,334,980
                                                                                                ------------
                                                                                                   4,890,301
                                                                                                ------------
              BASIC INDUSTRY -- 15.0%
     119,810  Aptargroup, Inc.................................................................     4,450,941
      66,580  Ball Corp.......................................................................     3,165,879
      66,890  Brooks Automation, Inc.(1),(2)..................................................     2,384,628
     327,530  Charming Shoppes, Inc.(1).......................................................     2,829,859
     137,640  Granite Construction, Inc.......................................................     3,180,860
      99,740  Itron, Inc.(2)..................................................................     3,555,731
     125,220  Jacobs Engineering Group, Inc.(1)...............................................     4,941,181
      68,860  Mettler-Toledo International, Inc.(1)...........................................     2,647,667
      70,500  Pactiv Corp.(1).................................................................     1,457,235
     114,200  Precision Castparts Corp........................................................     4,039,254
      72,200  Silgan Holdings, Inc.(1)........................................................     2,873,560
      76,980  Teleflex, Inc...................................................................     4,350,140
      99,480  Too, Inc.(1)....................................................................     2,999,322
      44,770  York International Corp.........................................................     1,630,076
                                                                                                ------------
                                                                                                  44,506,333
                                                                                                ------------
              COMMERCIAL SERVICES -- 0.8%
      40,600  Rent-A-Center, Inc.(1)..........................................................     2,448,180
                                                                                                ------------
              COMPUTER SOFTWARE & PROCESSING -- 0.6%
      46,200  Kronos, Inc.(1).................................................................     1,878,030
                                                                                                ------------
              CONSUMER SERVICES -- 18.4%
     103,630  Aztar Corp.(1)..................................................................     2,411,470
     160,670  Brunswick Corp.(2)..............................................................     4,529,287
     133,310  CBRL Group, Inc.................................................................     4,045,958
     148,030  Constellation Brands, Inc.(1)...................................................     8,941,012
     124,407  Copart, Inc.(1).................................................................     1,914,624
      44,198  Dover Motorsports, Inc..........................................................       357,120
     126,450  Harman International Industries, Inc............................................     7,466,872
     245,210  IDEXX Laboratories, Inc.(1).....................................................     6,983,581
     400,590  IKON Office Solutions, Inc......................................................     5,207,670
      97,480  Papa John's International, Inc.(1),(2)..........................................     3,031,628
      54,570  RARE Hospitality International, Inc.(1).........................................     1,527,960
     316,630  Ruby Tuesday, Inc...............................................................     7,953,746
                                                                                                ------------
                                                                                                  54,370,928
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 44 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
              CONTAINERS & PACKAGING -- 1.4%
     358,000  Crown Cork & Seal Company, Inc.(2)..............................................  $  4,031,080
                                                                                                ------------
              ELECTRICAL EQUIPMENT -- 0.4%
      34,530  Moog, Inc. - Class A(1).........................................................     1,180,926
                                                                                                ------------
              ELECTRONICS -- 1.5%
     137,620  DSP Group, Inc.(1)..............................................................     2,920,296
      39,080  DuPont Photomasks, Inc.(1)......................................................     1,523,338
                                                                                                ------------
                                                                                                   4,443,634
                                                                                                ------------
              ENERGY -- 2.4%
      99,920  Energen Corp....................................................................     2,812,748
      47,230  Forrest Oil Corp.(1)............................................................     1,487,745
     144,640  Swift Energy Co.(1).............................................................     2,743,821
                                                                                                ------------
                                                                                                   7,044,314
                                                                                                ------------
              FINANCIAL SERVICES -- 11.6%
      37,600  Affiliated Managers Group(1)....................................................     2,391,360
     178,960  Amerus Group Co.................................................................     6,743,213
      21,630  Cascade Bancorp.................................................................       429,355
     114,060  Cullen/Frost Bankers, Inc.......................................................     4,304,624
     157,560  Doral Financial Corp............................................................     5,505,146
      25,220  Hanmi Financial Corp.(1)........................................................       430,001
      72,869  Independent Bank Corp...........................................................     2,274,970
      94,070  LaSalle Hotel Properties........................................................     1,505,120
      91,900  Lexington Corporate Properties Trust(2).........................................     1,456,615
     167,680  Meristar Hospitality Corp.......................................................     2,942,784
      80,530  Ramco-Gershenson Properties Trust...............................................     1,477,726
     100,370  Texas Regional Bancshares, Inc. - Class A.......................................     5,018,500
                                                                                                ------------
                                                                                                  34,479,414
                                                                                                ------------
              HEALTH CARE -- 14.9%
      42,830  Advance PCS(1)..................................................................     1,448,082
      76,930  Charles River Lab(1),(2)........................................................     2,304,054
      86,720  Coherent, Inc.(1)...............................................................     2,653,632
      94,370  Covance, Inc.(1)................................................................     1,894,006
     181,480  Davita, Inc.(1),(2).............................................................     4,703,962
      50,730  K-V Pharmaceutical Co. - Class A(1).............................................     1,458,488
      56,070  Lincare Holdings, Inc.(1).......................................................     1,765,084
      65,800  Medicis Pharmaceutical - Class A(1).............................................     3,523,590
     120,310  Mid Atlantic Medical Services, Inc.(1)..........................................     4,382,893
     309,360  Phoenix Companies, Inc.(1)......................................................     5,757,190
      78,520  Renal Care Group, Inc.(1).......................................................     2,787,460
     153,410  Sicor, Inc.(1),(2)..............................................................     2,718,425

                       See Notes to Financial Statements.
                                 ----- 45 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
             HEALTH CARE -- (CONTINUED)
      34,280  Stericycle, Inc.(2).............................................................  $  2,314,928
      49,080  Triad Hospitals, Inc.(1),(2)....................................................     2,061,360
      90,280  Universal Health Services - Class B(1)..........................................     4,202,534
                                                                                                ------------
                                                                                                  43,975,688
                                                                                                ------------
              OIL & GAS -- 0.9%
     221,180  Key Energy Services, Inc.(1)....................................................     2,687,337
                                                                                                ------------
              REAL ESTATE -- 6.1%
     153,410  Amli Residential Properties.....................................................     3,896,614
      86,170  Arden Realty, Inc...............................................................     2,425,686
     128,970  Bedford Property Investors......................................................     3,422,864
      56,610  Brandywine Realty Trust.........................................................     1,352,413
     198,650  Glimcher Realty Trust...........................................................     3,863,743
      92,260  Liberty Property Trust..........................................................     2,947,707
                                                                                                ------------
                                                                                                  17,909,027
                                                                                                ------------
              REIT - OFFICE/INDUSTRIAL -- 1.0%
     101,990  Highwoods Properties, Inc.......................................................     2,867,959
                                                                                                ------------
              RETAILERS -- 4.5%
      65,470  Action Performance Companies, Inc.(1)...........................................     3,080,364
     202,130  American Eagle Outfitters, Inc.(2)..............................................     5,140,166
     212,660  Pier 1 Imports, Inc.............................................................     5,093,207
                                                                                                ------------
                                                                                                  13,313,737
                                                                                                ------------
              TECHNOLOGY -- 11.2%
      53,820  ANSYS, Inc.(1)..................................................................     1,372,410
      72,590  Cymer, Inc.(2)..................................................................     3,431,329
     102,970  Dendrite International, Inc.(1).................................................     1,364,353
     225,620  Electronics for Imaging(1)......................................................     4,040,854
     222,308  ESS Technology, Inc.(2).........................................................     3,550,259
     128,470  MAF Bancorp, Inc................................................................     4,761,098
     288,220  Methode Electronics - Class A...................................................     3,305,883
      63,200  MICROS Systems, Inc.(1).........................................................     1,769,600
      57,950  Plexus Corp.(1),(2).............................................................     1,448,171
     144,410  Reynolds & Reynolds - Class A...................................................     4,182,114
     394,620  Silicon Storage Technology, Inc.(1).............................................     3,914,630
                                                                                                ------------
                                                                                                  33,140,701
                                                                                                ------------
              TELEPHONE SYSTEMS -- 0.7%
      52,580  Commonwealth Telephone Enterprises, Inc.(1).....................................     1,990,153
                                                                                                ------------

                       See Notes to Financial Statements.
                                 ----- 46 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           SMALL CAP EQUITY PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   SHARES                                                                                          VALUE
------------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
              TRANSPORTATION -- 1.8%
      77,870  Genesee & Wyoming, Inc. - Class A(1)............................................  $  1,702,238
      49,870  Polaris Industries, Inc.........................................................     3,755,211
                                                                                                ------------
                                                                                                   5,457,449
                                                                                                ------------
              UTILITIES -- 1.8%
      81,090  Alliant Energy Corp.(2).........................................................     2,290,793
     108,580  MDU Resources Group, Inc........................................................     3,162,935
                                                                                                ------------
                                                                                                   5,453,728
                                                                                                ------------
              TOTAL COMMON STOCKS
                (Cost $229,391,734)...........................................................   286,068,919
                                                                                                ------------

    FACE
   AMOUNT
------------
REPURCHASE AGREEMENT -- 2.9%
$  8,708,554  With Investors Bank & Trust Co., dated 04/30/02, 1.29%, principal and interest in the amount of $8,708,784, due 05/01/02, (collateralized by FH 845638 with a par value of $892,442, coupon rate of 6.07%, due 10/01/23, market value of
                $893,397 and GNMA ARM 28198 with a par value of $8,055,218, coupon rate of
                6.38%, due 05/20/23, market value of $8,250,638)..............................     8,708,554
                                                                                                ------------
              TOTAL REPURCHASE AGREEMENT
                (Cost $8,708,554).............................................................     8,708,554
                                                                                                ------------

TOTAL INVESTMENTS
  (Cost $238,100,288)...........................................................     99.6% $294,777,473
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      0.4     1,209,007
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $295,986,480
                                                                                  =======  ============

------------

(1)  Non-income producing security.
(2)  Securities or partial securities on loan. See Note 5.
Abbreviations:
ADR -- American Depositary Receipts
ARM -- Adjustable Rate Mortgage
FH -- Federal Home Loan Mortgage Corporation
GNMA -- Government National Mortgage Association
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements.
                                 ----- 47 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

 SHARES                                                                                        VALUE
--------                                                                                    -----------
COMMON STOCKS -- 97.5%
          AEROSPACE & DEFENSE -- 1.6%
   2,700  Lockheed Martin Corp............................................................  $   169,830
   4,400  Rockwell Collins, Inc...........................................................      104,808
                                                                                            -----------
                                                                                                274,638
                                                                                            -----------
          AIRLINES -- 1.4%
   8,800  Continental Airlines, Inc., Class B(1)..........................................      228,800
                                                                                            -----------
          AUTOMOTIVE -- 1.2%
   3,100  General Motors Corp.(1).........................................................      198,865
                                                                                            -----------
          BANKING -- 5.8%
  14,000  Banknorth Group, Inc............................................................      369,460
   6,900  Compass Bancshares, Inc.........................................................      246,813
   9,400  Wachovia Corp...................................................................      357,576
                                                                                            -----------
                                                                                                973,849
                                                                                            -----------
          BASIC INDUSTRY -- 1.2%
   9,500  Pactiv Corp.(2).................................................................      196,365
                                                                                            -----------
          CAPITAL GOODS -- 2.8%
   6,700  United Technologies Corp........................................................      470,139
                                                                                            -----------
          COMMERCIAL SERVICES -- 2.6%
  24,000  Cendant Corp.(1),(2)............................................................      431,760
                                                                                            -----------
          CONSUMER DURABLES -- 2.4%
  14,600  Masco Corp.(1)..................................................................      410,260
                                                                                            -----------
          CONSUMER NON - DURABLES -- 3.3%
   7,100  Pepsi Bottling Group, Inc.......................................................      203,344
   6,400  Philip Morris Companies, Inc....................................................      348,352
                                                                                            -----------
                                                                                                551,696
                                                                                            -----------
          CONSUMER SERVICES -- 3.4%
   8,856  Comcast Corp. - Special Class A(1),(2)..........................................      236,898
   8,607  Darden Restaurants, Inc.(1).....................................................      343,419
                                                                                            -----------
                                                                                                580,317
                                                                                            -----------
          ENERGY -- 7.1%
   4,000  ChevronTexaco Corp..............................................................      346,840
  12,474  Exxon Mobil Corp................................................................      501,080
   7,500  Halliburton Co..................................................................      127,425
   2,100  Talisman Energy, Inc............................................................       89,838
   2,900  Valero Energy Corp.(1)..........................................................      125,164
                                                                                            -----------
                                                                                              1,190,347
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 48 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

 SHARES                                                                                        VALUE
--------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
          FINANCE -- 19.2%
   7,300  American Express Co.............................................................  $   299,373
   2,486  American International Group, Inc...............................................      171,832
   4,200  Bank of America Corp............................................................      304,416
   5,200  Charter One Financial, Inc......................................................      183,976
  13,733  Citigroup, Inc..................................................................      594,639
   4,100  Federal National Mortgage Association...........................................      323,613
   6,700  Lehman Brothers Holdings, Inc...................................................      395,300
  11,700  Metlife, Inc.(1)................................................................      399,438
   3,300  Morgan Stanley Dean Witter & Co.................................................      157,476
  12,000  Old Republic International Corp.................................................      398,760
                                                                                            -----------
                                                                                              3,228,823
                                                                                            -----------
          FOOD RETAILERS -- 4.7%
  13,500  Conagra Foods, Inc..............................................................      330,750
  20,100  Kroger Co. (The)(2).............................................................      457,677
                                                                                            -----------
                                                                                                788,427
                                                                                            -----------
          FOREST PRODUCTS & PAPER -- 2.2%
   6,300  Weyerhauser Co..................................................................      375,543
                                                                                            -----------
          HEALTH CARE FACILITY & SUPPLIES -- 7.7%
   2,200  Anthem, Inc.(1).................................................................      150,040
   4,300  Johnson & Johnson...............................................................      274,598
   7,500  Tenet Healthcare Corp.(2).......................................................      550,275
   4,200  Wellpoint Health Networks, Inc.(2)..............................................      315,336
                                                                                            -----------
                                                                                              1,290,249
                                                                                            -----------
          HEALTH TECHNOLOGY -- 1.2%
   9,600  Caremax Rx, Inc.(2).............................................................      206,400
                                                                                            -----------
          INSURANCE -- 3.3%
  10,300  Allstate Corp...................................................................      409,322
   3,700  Nationwide Financial Services, Inc. - Class A...................................      151,700
                                                                                            -----------
                                                                                                561,022
                                                                                            -----------
          MEDIA - BROADCASTING & PUBLISHING -- 1.0%
   3,400  Viacom Inc., Class B(2).........................................................      160,140
                                                                                            -----------
          MULTI-LINE INSURANCE -- 1.3%
   2,800  PMI Group, Inc..................................................................      227,136
                                                                                            -----------
          NATURAL GAS -- 1.5%
   4,800  Anadarko Petroleum Corp.........................................................      258,336
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 49 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

 SHARES                                                                                        VALUE
--------                                                                                    -----------

COMMON STOCKS -- (CONTINUED)
          PROCESS INDUSTRIES -- 2.9%
   4,600  Alcoa, Inc......................................................................  $   156,539
   4,100  Du Pont (E.I.) De Nemours & Co..................................................      182,450
   3,500  Eastman Chemical Co.............................................................      154,350
                                                                                            -----------
                                                                                                493,339
                                                                                            -----------
          REIT - OFFICE/INDUSTRIAL -- 1.1%
   5,600  Mack-Cali Realty Corp...........................................................      183,680
                                                                                            -----------
          RETAIL TRADE -- 2.4%
   9,224  Target Corp.....................................................................      402,628
                                                                                            -----------
          TECHNOLOGY -- 5.5%
   4,100  Electronic Data Systems Corp....................................................      222,466
   2,900  International Business Machines Corp............................................      242,904
   7,669  Sanmina-SCI Corp.(2)............................................................       79,758
   9,500  Storage Technology Corp.(2).....................................................      195,510
  13,400  Unisys Corp.(2).................................................................      180,900
                                                                                            -----------
                                                                                                921,538
                                                                                            -----------
          TELECOMMUNICATIONS -- 0.8%
   5,100  CenturyTel, Inc.................................................................      141,270
                                                                                            -----------
          TELEPHONE -- 4.5%
   8,100  SBC Communications, Inc.........................................................      251,586
  12,530  Verizon Communications, Inc.....................................................      502,578
                                                                                            -----------
                                                                                                754,164
                                                                                            -----------
          UTILITIES -- 5.4%
   8,500  Entergy Corp....................................................................      394,400
   7,700  Pinnacle West Capital Corp.(1)..................................................      337,414
   7,100  Wisconsin Energy Corp...........................................................      184,600
                                                                                            -----------
                                                                                                916,414
                                                                                            -----------
          TOTAL COMMON STOCKS
            (Cost $15,487,664)............................................................   16,416,145
                                                                                            -----------

                       See Notes to Financial Statements.
                                 ----- 50 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                           LARGE CAP VALUE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------
REPURCHASE AGREEMENT -- 3.7%
$626,277  With Investors Bank & Trust Co., dated 04/30/02, 1.29%, principal and interest in the amount of $626,293, due 05/01/02, (collateralized by FNMA 1993-116 FA with a par value of $661,036, coupon rate of 3.24%, due 07/25/22, market value
            of $657,744)..................................................................  $   626,277
                                                                                            -----------
          TOTAL REPURCHASE AGREEMENT
            (Cost $626,277)...............................................................      626,277
                                                                                            -----------

TOTAL INVESTMENTS
  (Cost $16,113,941)............................................................    101.2%  $17,042,422
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (1.2)     (201,116)
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $16,841,306
                                                                                  =======   ===========

------------

(1)  Securities or partial securities on loan. See Note 5.
(2)  Non-income producing security.
Abbreviations:
FNMA -- Federal National Mortgage Association
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements.
                                 ----- 51 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                           VALUE
-----------                                                                                    --------------
COMMON STOCKS -- 95.2%
             UNITED KINGDOM -- 23.1%
  3,960,200  Allied Domecq PLC...............................................................  $   25,364,289
  2,497,900  BAE Systems PLC.................................................................      12,704,319
  1,179,500  BOC Group PLC...................................................................      17,876,384
  1,708,000  BP Amoco PLC....................................................................      14,573,510
  4,990,000  British Airways PLC.............................................................      17,180,071
  3,070,000  Cadbury Schweppes PLC...........................................................      23,286,564
  1,562,500  Gallaher Group PLC(1)...........................................................      13,548,281
  5,366,431  Hays PLC........................................................................      13,470,815
  1,710,000  Johnson Matthey PLC.............................................................      26,539,542
  3,206,000  Kingfisher PLC..................................................................      17,917,372
  2,198,400  Lloyds TSB Group PLC............................................................      25,277,423
  1,900,000  Peninsular & Orient Steam Navigation Co. (The)..................................       7,808,240
    719,500  Rio Tinto Zinc PLC Ord..........................................................      13,368,742
  2,200,000  Royal & Sun Alliance Insurance Group PLC........................................       9,682,200
  3,000,000  Safeway PLC.....................................................................      13,290,600
  3,389,700  Scottish Power PLC..............................................................      19,512,130
  2,823,537  Trinity Mirror PLC..............................................................      19,462,641
  1,765,000  Unilever PLC....................................................................      16,152,927
                                                                                               --------------
                                                                                                  307,016,050
                                                                                               --------------
             JAPAN -- 15.7%
    148,900  ACOM Co., Ltd...................................................................      11,364,644
  1,826,000  Asahi Glass Co., Ltd.(1)........................................................      12,955,470
    673,000  Canon, Inc......................................................................      25,787,812
  1,065,000  Dai Nippon Printing Co., Ltd....................................................      13,420,278
    630,000  Daiichi Pharmaceutical Co., Ltd.................................................      12,290,859
    410,000  Fuji Photo Film Co. Ltd.........................................................      13,028,037
    684,000  Kao Corp........................................................................      13,371,037
  4,032,000  Kubota Corp.(1).................................................................      12,152,448
    266,600  Kyocera Corp....................................................................      18,147,062
     42,100  Nippon Television Network Corp..................................................       9,983,990
  1,771,000  Sumitomo Chemical Co., Ltd......................................................       7,489,559
    450,000  Takeda Chemical Industries Ltd..................................................      19,696,275
    601,300  Terumo Corp.....................................................................       8,893,047
  2,503,000  Toshiba Corp.(2)................................................................      11,676,745
    670,300  Toyota Motor Corp...............................................................      18,271,440
                                                                                               --------------
                                                                                                  208,528,703
                                                                                               --------------
             NETHERLANDS -- 11.8%
  1,067,200  ABN-AMRO Holdings N.V.(1).......................................................      21,155,639
    468,900  Akzo Nobel N.V..................................................................      20,158,011
    730,900  Hagemeyer N.V...................................................................      14,456,106

                       See Notes to Financial Statements.
                                 ----- 52 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                           VALUE
-----------                                                                                    --------------

COMMON STOCKS -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
    688,000  Koninklijke (Royal) Philips Electronics N.V. ADR................................  $   21,334,880
    729,380  Koninklijke Ahold N.V.(1).......................................................      18,237,928
    724,000  Koninklijke Numico N.V..........................................................      18,690,494
    481,100  Royal Dutch Petroleum Co........................................................      25,490,073
    788,323  TPG N.V.(1).....................................................................      17,201,208
                                                                                               --------------
                                                                                                  156,724,339
                                                                                               --------------
             FRANCE -- 8.6%
    396,700  Assurances Generales De France..................................................      20,017,442
    688,700  Axa.............................................................................      14,614,352
    101,630  Compagnie de Saint-Gobain.......................................................      17,399,381
    211,755  LaFarge SA - ADR................................................................      20,091,865
    425,600  Schneider Electric SA...........................................................      20,536,179
    155,200  Societe BIC SA..................................................................       6,069,313
    106,776  Total Fina Elf SA...............................................................      16,182,960
                                                                                               --------------
                                                                                                  114,911,492
                                                                                               --------------
             SPAIN -- 5.3%
    419,100  Banco Popular Espanol SA........................................................      17,186,327
  1,306,843  Centros Comerciales Carrefour SA................................................      15,284,705
  1,137,354  Endesa SA.......................................................................      17,422,216
  1,294,900  Grupo Dragados SA...............................................................      21,177,313
                                                                                               --------------
                                                                                                   71,070,561
                                                                                               --------------
             SWITZERLAND -- 5.3%
    198,900  Credit Suisse Group Reg.(2).....................................................       7,089,890
     69,000  Nestle SA Reg.(1)...............................................................      16,311,759
    205,900  Novartis AG.....................................................................       8,635,734
    173,200  Swiss Re........................................................................      17,479,084
     71,500  Swisscom AG.....................................................................      21,338,088
                                                                                               --------------
                                                                                                   70,854,555
                                                                                               --------------
             GERMANY -- 4.8%
    333,900  Bayer AG(1).....................................................................      10,942,537
    900,000  Continental AG..................................................................      15,205,590
    275,200  E.On AG(1)......................................................................      14,335,388
    392,400  Schering AG(1)..................................................................      23,919,684
                                                                                               --------------
                                                                                                   64,403,199
                                                                                               --------------
             ITALY -- 3.0%
    742,074  Benetton Group SPA(1)...........................................................      10,464,505

                       See Notes to Financial Statements.
                                 ----- 53 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                           VALUE
-----------                                                                                    --------------

COMMON STOCKS -- (CONTINUED)
            ITALY -- (CONTINUED)
    183,900  ENI SPA Sponsored ADR(1)........................................................  $   14,044,443
  1,860,000  Mediaset SPA(1).................................................................      15,586,614
                                                                                               --------------
                                                                                                   40,095,562
                                                                                               --------------
             SWEDEN -- 2.9%
  1,235,000  Electrolux AB - Series B(1).....................................................      20,552,870
    914,000  Volvo AB - Class B(1)...........................................................      17,523,482
                                                                                               --------------
                                                                                                   38,076,352
                                                                                               --------------
             AUSTRALIA -- 2.8%
  2,733,985  BHP Billiton, Ltd...............................................................      15,854,106
  1,200,000  Commonwealth Bank of Australia..................................................      21,166,080
                                                                                               --------------
                                                                                                   37,020,186
                                                                                               --------------
             DENMARK -- 2.6%
  2,985,440  Nordea AB(1)....................................................................      17,006,559
    610,100  TDC A/S(1)......................................................................      17,599,006
                                                                                               --------------
                                                                                                   34,605,565
                                                                                               --------------
             HONG KONG -- 1.7%
 18,150,000  Hong Kong & China Gas Co. Ltd...................................................      22,689,315
                                                                                               --------------
             GREECE -- 1.6%
    917,000  Bank of Piraeus(2)..............................................................       5,668,252
    965,400  Hellenic Telecommunication Organization SA......................................      14,927,401
                                                                                               --------------
                                                                                                   20,595,653
                                                                                               --------------
             BELGIUM -- 1.4%
    823,000  Fortis Group(1).................................................................      18,895,504
                                                                                               --------------
             CANADA -- 1.4%
    440,000  Talisman Energy, Inc............................................................      18,780,872
                                                                                               --------------
             IRELAND -- 1.4%
  1,400,000  Allied Irish Banks PLC..........................................................      18,569,180
                                                                                               --------------
             MEXICO -- 0.9%
    330,000  Telefonos De Mexico SA de CV ADR(1).............................................      12,487,200
                                                                                               --------------
             REPUBLIC OF KOREA -- 0.9%
  1,082,500  Korea Electric Power Corp.(1)...................................................      11,582,750
                                                                                               --------------
             TOTAL COMMON STOCKS
               (Cost $1,204,464,116).........................................................   1,266,907,038
                                                                                               --------------

                       See Notes to Financial Statements.
                                 ----- 54 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                           VALUE
-----------                                                                                    --------------
REPURCHASE AGREEMENT -- 2.8%
$38,082,418  With Investors Bank & Trust Co., dated 04/30/02, 1.29%, principal and interest in the amount of $38,083,423, due 05/01/02, (collateralized by FNMA 1998-T2 A6 with a par value of $17,014,419, coupon rate of 2.40%, due 01/25/32, market value of $17,021,224, FNMA ARM 181812 with a par value of $16,535,118, coupon rate of 5.76%, due 09/01/29, market value of $16,826,798 and FNMA 625469 with a par value of $6,065,036, coupon rate of 6.35%, due 09/01/30, market value of
               $6,139,272)...................................................................  $   38,082,418
                                                                                               --------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $38,082,418)............................................................      38,082,418
                                                                                               --------------

TOTAL INVESTMENTS
  (Cost $1,242,546,534).........................................................     98.0% $1,304,989,456
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.0      26,303,237
                                                                                  -------  --------------
NET ASSETS......................................................................    100.0% $1,331,292,693
                                                                                  =======  ==============

------------

(1)  Securities or partial securities on loan. See Note 5.
(2)  Non-income producing security.
Abbreviations:
ADR -- American Depositary Receipts
ARM -- Adjustable Rate Mortgage
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 55 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                            INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION

    ON APRIL 30, 2002, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                             % OF
                                          NET ASSETS         VALUE
                                          ----------  -------------------

INDUSTRIES:
    Finance.............................      15.5%   $       206,277,072
    Industrial..........................      13.5            179,789,441
    Technology..........................      10.2            135,527,471
    Beverages, Food & Tobacco...........       8.5            113,354,314
    Energy..............................       7.0             92,980,301
    Utilities...........................       7.0             92,938,690
    Pharmaceuticals.....................       4.9             64,542,552
    Chemicals...........................       4.2             56,466,491
    Automotive..........................       3.8             51,000,512
    Media - Broadcasting & Publishing...       2.6             35,049,255
    Financial Services..................       2.4             32,186,104
    Retailers...........................       2.2             29,245,377
    Home Construction, Furnishings &
      Appliances........................       1.5             20,552,870
    Food Retailers......................       1.4             18,237,928
    Building Materials..................       1.3             17,917,372
    Airlines............................       1.3             17,180,071
    Miscellaneous.......................       1.2             16,053,303
    Metals..............................       1.2             15,854,106
    Commercial Services.................       1.2             15,284,705
    Cosmetics & Personal Care...........       1.0             13,371,037
    Mining..............................       1.0             13,368,742
    Entertainment & Leisure.............       1.0             13,028,037
    Medical Supplies....................       0.7              8,893,047
    Transportation......................       0.6              7,808,240
                                          ----------  -------------------
    TOTAL COMMON STOCKS.................      95.2%   $     1,266,907,038

    REPURCHASE AGREEMENT................       2.8             38,082,418
                                          ----------  -------------------

    TOTAL INVESTMENTS...................      98.0%   $     1,304,989,456
                                          ==========  ===================

                       See Notes to Financial Statements.
                                 ----- 56 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------
COMMON STOCKS -- 92.6%
             UNITED KINGDOM -- 22.1%
    893,500  Allied Domecq PLC...............................................................  $  5,722,689
    605,300  BAE Systems PLC.................................................................     3,078,556
    286,200  BOC Group PLC...................................................................     4,337,619
    421,100  BP Amoco PLC....................................................................     3,593,036
  1,140,000  British Airways PLC.............................................................     3,924,906
    753,100  Cadbury Schweppes PLC...........................................................     5,712,414
    366,700  Gallaher Group PLC(1)...........................................................     3,179,619
  1,270,800  Hays PLC........................................................................     3,189,962
    371,500  Johnson Matthey PLC.............................................................     5,765,754
    786,636  Kingfisher PLC..................................................................     4,396,273
    521,100  Lloyds TSB Group PLC............................................................     5,991,660
    450,000  Peninsular & Orient Steam Navigation Co. (The)..................................     1,849,320
    173,700  Rio Tinto Zinc PLC Ord..........................................................     3,227,450
    538,200  Royal & Sun Alliance Insurance Group PLC........................................     2,368,618
    725,000  Safeway PLC.....................................................................     3,211,895
    827,762  Scottish Power PLC..............................................................     4,764,846
    692,580  Trinity Mirror PLC..............................................................     4,773,954
    434,300  Unilever PLC....................................................................     3,974,627
                                                                                               ------------
                                                                                                 73,063,198
                                                                                               ------------
             JAPAN -- 15.8%
     33,700  ACOM Co., Ltd...................................................................     2,572,119
    480,000  Asahi Glass Co., Ltd.(1)........................................................     3,405,600
    121,000  Canon, Inc......................................................................     4,636,442
    261,000  Dai Nippon Printing Co., Ltd....................................................     3,288,913
    243,000  Daiichi Pharmaceutical Co., Ltd.................................................     4,740,760
    101,000  Fuji Photo Film Co. Ltd.........................................................     3,209,346
    216,000  Kao Corp........................................................................     4,222,433
    902,000  Kubota Corp.(1).................................................................     2,718,628
     61,300  Kyocera Corp....................................................................     4,172,599
     14,200  Nippon Television Network Corp..................................................     3,367,521
    410,000  Sumitomo Chemical Co., Ltd......................................................     1,733,890
    100,000  Takeda Chemical Industries Ltd..................................................     4,376,950
    141,100  Terumo Corp.....................................................................     2,086,827
    807,000  Toshiba Corp.(2)................................................................     3,764,736
    147,600  Toyota Motor Corp...............................................................     4,023,369
                                                                                               ------------
                                                                                                 52,320,133
                                                                                               ------------
             NETHERLANDS -- 11.1%
    236,600  ABN-AMRO Holdings N.V.(1).......................................................     4,690,240
     90,000  Akzo Nobel N.V..................................................................     3,869,100
    216,600  Hagemeyer N.V...................................................................     4,284,023

                       See Notes to Financial Statements.
                                 ----- 57 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
    172,750  Koninklijke (Royal) Philips Electronics N.V. ADR................................  $  5,356,977
    162,275  Koninklijke Ahold N.V.(1).......................................................     4,057,638
    174,800  Koninklijke Numico N.V..........................................................     4,512,567
     99,200  Royal Dutch Petroleum Co........................................................     5,255,904
    223,200  TPG N.V.........................................................................     4,836,900
                                                                                               ------------
                                                                                                 36,863,349
                                                                                               ------------
             FRANCE -- 8.3%
     90,600  Assurances Generales De France..................................................     4,571,667
    159,600  Axa.............................................................................     3,386,744
     25,025  Compagnie de Saint-Gobain.......................................................     4,284,360
     52,228  LaFarge SA - ADR................................................................     4,955,528
    104,400  Schneider Electric SA...........................................................     5,037,540
     37,300  Societe BIC SA..................................................................     1,458,669
     25,779  Total Fina Elf SA...............................................................     3,907,063
                                                                                               ------------
                                                                                                 27,601,571
                                                                                               ------------
             SWITZERLAND -- 5.4%
     46,100  Credit Suisse Group Reg.(2).....................................................     1,643,258
     15,000  Nestle SA Reg...................................................................     3,546,034
    102,500  Novartis AG.....................................................................     4,298,993
     37,900  Swiss Re........................................................................     3,824,811
     15,100  Swisscom AG.....................................................................     4,506,365
                                                                                               ------------
                                                                                                 17,819,461
                                                                                               ------------
             SPAIN -- 5.3%
     98,000  Banco Popular Espanol SA........................................................     4,018,755
    318,775  Centros Comerciales Carrefour SA................................................     3,728,360
    318,642  Endesa SA.......................................................................     4,881,022
    304,700  Grupo Dragados SA...............................................................     4,983,186
                                                                                               ------------
                                                                                                 17,611,323
                                                                                               ------------
             GERMANY -- 4.8%
     70,700  Bayer AG(1).....................................................................     2,316,973
    245,000  Continental AG..................................................................     4,139,299
     67,400  E.On AG(1)......................................................................     3,510,920
     96,300  Schering AG(1)..................................................................     5,870,198
                                                                                               ------------
                                                                                                 15,837,390
                                                                                               ------------
             ITALY -- 3.7%
    181,844  Benetton Group SPA..............................................................     2,564,309

                       See Notes to Financial Statements.
                                 ----- 58 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                          VALUE
-----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
            ITALY -- (CONTINUED)
     70,000  ENI SPA Sponsored ADR(1)........................................................  $  5,345,900
    500,000  Mediaset SPA(1).................................................................     4,189,950
                                                                                               ------------
                                                                                                 12,100,159
                                                                                               ------------
             SWEDEN -- 2.7%
    302,300  Electrolux AB - Series B(1).....................................................     5,030,877
    205,100  Volvo AB - Class B(1)...........................................................     3,932,239
                                                                                               ------------
                                                                                                  8,963,116
                                                                                               ------------
             DENMARK -- 2.6%
    728,483  Nordea AB(1)....................................................................     4,149,803
    148,400  TDC A/S(1)......................................................................     4,280,761
                                                                                               ------------
                                                                                                  8,430,564
                                                                                               ------------
             AUSTRALIA -- 2.2%
    611,476  BHP Billiton, Ltd...............................................................     3,545,888
    204,900  Commonwealth Bank of Australia..................................................     3,614,108
                                                                                               ------------
                                                                                                  7,159,996
                                                                                               ------------
             HONG KONG -- 1.6%
  4,356,000  Hong Kong & China Gas Co. Ltd...................................................     5,445,436
                                                                                               ------------
             GREECE -- 1.5%
    202,000  Bank of Piraeus(2)..............................................................     1,248,623
    248,800  Hellenic Telecommunication Organization SA......................................     3,847,045
                                                                                               ------------
                                                                                                  5,095,668
                                                                                               ------------
             CANADA -- 1.3%
    100,000  Talisman Energy, Inc............................................................     4,268,380
                                                                                               ------------
             IRELAND -- 1.3%
    320,700  Allied Irish Banks PLC..........................................................     4,253,669
                                                                                               ------------
             BELGIUM -- 1.3%
    180,200  Fortis Group....................................................................     4,137,266
                                                                                               ------------
             REPUBLIC OF KOREA -- 0.8%
    251,500  Korea Electric Power Corp.(1)...................................................     2,691,050
                                                                                               ------------
             MEXICO -- 0.8%
     70,500  Telefonos De Mexico SA de CV ADR(1).............................................     2,667,720
                                                                                               ------------
             TOTAL COMMON STOCKS
               (Cost $314,827,623)...........................................................   306,329,449
                                                                                               ------------

                       See Notes to Financial Statements.
                                 ----- 59 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                          VALUE
-----------                                                                                    ------------
REPURCHASE AGREEMENT -- 4.5%
$14,904,749  With Investors Bank & Trust Co., dated 04/30/02, 1.29%, principal and interest in the amount of $14,905,142, due 05/01/02, (collateralized by FNMA 620271 with a par value of $9,807,490, coupon rate of 5.33%, due 12/01/31, market value of $9,981,279 and GNMA 8238 with a par value of $5,477,753, coupon rate of 6.75%, due 07/20/23, market value of $5,668,707)...........................  $ 14,904,749
                                                                                               ------------
             TOTAL REPURCHASE AGREEMENT
               (Cost $14,904,749)............................................................    14,904,749
                                                                                               ------------

TOTAL INVESTMENTS
  (Cost $329,732,372)...........................................................     97.1% $321,234,198
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.9     9,710,445
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $330,944,643
                                                                                  =======  ============

------------

(1)  Securities or partial securities on loan. See Note 5.
(2)  Non-income producing security.
Abbreviations:
ADR -- American Depositary Receipts
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 60 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     INSTITUTIONAL INTERNATIONAL PORTFOLIO
                             SECTOR DIVERSIFICATION

    ON APRIL 30, 2002, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS
                                  (UNAUDITED):

                                             % OF
                                          NET ASSETS        VALUE
                                          ----------  -----------------

INDUSTRIES:
    Finance.............................       14.0%  $      46,334,075
    Industrial..........................       13.4          44,348,278
    Technology..........................        9.6          31,764,836
    Beverages, Food & Tobacco...........        8.0          26,647,950
    Energy..............................        7.1          23,547,339
    Utilities...........................        6.9          22,796,319
    Pharmaceuticals.....................        5.8          19,286,901
    Chemicals...........................        3.7          12,257,582
    Automotive..........................        3.7          12,094,907
    Media - Broadcasting & Publishing...        2.7           8,963,904
    Financial Services..................        2.2           7,349,161
    Retailers...........................        2.1           6,832,689
    Home Construction, Furnishings &
      Appliances........................        1.5           5,030,877
    Miscellaneous.......................        1.5           4,826,190
    Building Materials..................        1.3           4,396,273
    Cosmetics & Personal Care...........        1.3           4,222,433
    Food Retailers......................        1.2           4,057,638
    Airlines............................        1.2           3,924,906
    Commercial Services.................        1.1           3,728,360
    Metals..............................        1.1           3,545,888
    Mining..............................        1.0           3,227,450
    Entertainment & Leisure.............        1.0           3,209,346
    Medical Supplies....................        0.6           2,086,827
    Transportation......................        0.6           1,849,320
                                          ---------   -----------------
    TOTAL COMMON STOCKS.................       92.6%  $     306,329,449

    REPURCHASE AGREEMENT................        4.5          14,904,749
                                          ---------   -----------------

    TOTAL INVESTMENTS...................       97.1%  $     321,234,198
                                          =========   =================

                       See Notes to Financial Statements.
                                 ----- 61 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------
COMMON STOCKS -- 95.9%
            BEVERAGES, FOOD & TOBACCO -- 1.9%
    61,100  Performance Food Group, Co.(1),(2)..............................................  $  2,203,266
                                                                                              ------------
            BIOTECHNOLOGY -- 0.6%
    80,800  Harvard Bioscience, Inc.(1).....................................................       629,432
                                                                                              ------------
            COMMERCIAL SERVICES -- 6.7%
     9,100  Administaff, Inc.(1),(2)........................................................       208,845
   107,250  Corporate Executive Board Co.(1)................................................     4,075,500
    42,900  Freemarkets, Inc.(1),(2)........................................................       761,904
    18,900  Global Sports, Inc.(1),(2)......................................................       244,755
    57,100  InterCept Group, Inc.(1),(2)....................................................     1,734,698
    23,900  Raindance Communications, Inc.(1)...............................................        71,461
    11,110  Resources Connection, Inc.(1)...................................................       294,859
     4,800  Strayer Education, Inc.(2)......................................................       271,728
                                                                                              ------------
                                                                                                 7,663,750
                                                                                              ------------
            CONSULTING SERVICES -- 2.2%
    18,300  Advisory Board Co. (The)(1).....................................................       613,050
    51,600  FTI Consulting, Inc.(1).........................................................     1,848,312
                                                                                              ------------
                                                                                                 2,461,362
                                                                                              ------------
            CONSUMER SERVICES -- 15.1%
    20,933  99 Cents Only Stores(1),(2).....................................................       650,598
    14,100  California Pizza Kitchen, Inc.(1)...............................................       329,940
   119,625  Copart, Inc.(1).................................................................     1,841,029
    41,500  Corinthian Colleges, Inc.(1)....................................................     2,443,935
    33,000  Cost Plus, Inc.(1),(2)..........................................................       971,850
    31,200  Cox Radio Inc. - Class A(1).....................................................       893,568
    12,800  Duane Reade, Inc.(1)............................................................       406,400
    13,300  Ebay, Inc.(1)...................................................................       706,230
    52,400  Education Management Corp.(1)...................................................     2,259,488
    10,200  Entercom Communications Corp.(1),(2)............................................       532,950
    22,900  Linens 'N Things, Inc.(1).......................................................       794,630
    29,300  Macrovision Corp.(1)............................................................       651,339
     6,500  Oakley, Inc.(1).................................................................       129,480
    22,000  Peet's Coffee & Tea(1)..........................................................       343,860
    69,600  Plato Learning, Inc.(1).........................................................       934,032
    27,900  Renaissance Learning, Inc.(1)...................................................       964,503
    38,200  SmartForce PLC(1),(2)...........................................................       246,352
    53,200  Spanish Broadcast System(1).....................................................       853,860
    34,000  Westwood One, Inc.(1)...........................................................     1,224,000
                                                                                              ------------
                                                                                                17,178,044
                                                                                              ------------

                       See Notes to Financial Statements.
                                 ----- 62 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
            CONTAINERS & PACKAGING -- 1.1%
    36,700  Mobile Mini, Inc.(1),(2)........................................................  $  1,209,999
                                                                                              ------------
            ELECTRONIC TECHNOLOGY -- 3.6%
     9,900  Elantec Semiconductor, Inc.(1)..................................................       409,266
    48,800  FEI Co.(1),(2)..................................................................     1,289,784
    11,500  Intersil Corp. - Class A(1).....................................................       308,775
    65,000  Microsemi Corp.(1),(2)..........................................................       861,250
    46,000  O2Micro International, Ltd.(1)..................................................       749,800
    11,100  Varian Semiconductor Equipment Associates, Inc.(1)..............................       518,592
                                                                                              ------------
                                                                                                 4,137,467
                                                                                              ------------
            ENVIRONMENTAL -- 1.7%
   138,350  Tetra Tech, Inc.(1),(2).........................................................     1,972,871
                                                                                              ------------
            FINANCIAL SERVICES -- 3.9%
    28,100  Advent Software, Inc.(1)........................................................     1,387,578
    43,400  Factset Research Systems, Inc.(2)...............................................     1,511,622
     5,000  Investment Technology Group, Inc.(1)............................................       233,350
    47,700  NCO Group, Inc.(1)..............................................................     1,327,968
                                                                                              ------------
                                                                                                 4,460,518
                                                                                              ------------
            HEALTH CARE -- 4.4%
    18,150  Alkermes, Inc.(1),(2)...........................................................       365,541
    17,700  Andrx Group(1)..................................................................       800,394
    22,100  Arena Pharmaceuticals, Inc.(1),(2)..............................................       180,115
    10,400  CV Therapeutics, Inc.(1),(2)....................................................       300,976
    22,300  Endocare, Inc.(1),(2)...........................................................       427,937
     5,400  Kindred Healthcare, Inc.(1),(2).................................................       240,300
    25,800  Lexicon Genetics, Inc.(1).......................................................       206,400
    42,400  Medicis Pharmaceutical Corp. - Class A(1),(2)...................................     2,270,520
     4,900  Myriad Genetics, Inc.(1)........................................................       116,424
    16,700  Thoratec Corp.(1)...............................................................       137,107
                                                                                              ------------
                                                                                                 5,045,714
                                                                                              ------------
            HEALTH CARE PROVIDERS -- 0.3%
    10,200  Odyssey Healthcare, Inc.(1),(2).................................................       347,004
                                                                                              ------------
            HEALTH CARE SERVICES -- 12.3%
    56,900  Accredo Health, Inc.(1),(2).....................................................     3,683,137
    18,500  Albany Molecular Research, Inc.(1)..............................................       448,625
     7,160  American Healthcorp, Inc.(1),(2)................................................       192,962
    69,600  Amsurg Corp.(1).................................................................     2,018,400
    26,300  Dianon Systems, Inc.(1).........................................................     1,725,280
    20,400  First Health Group Corp.(1).....................................................       591,600

                       See Notes to Financial Statements.
                                 ----- 63 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
           HEALTH CARE SERVICES -- (CONTINUED)
    43,500  Impath, Inc.(1),(2).............................................................  $  1,029,645
    15,400  Option Care, Inc.(1)............................................................       289,366
    65,200  Orthodontic Centers of America, Inc.(1),(2).....................................     1,737,580
    63,519  Pharmaceutical Product Development, Inc.(1).....................................     1,599,408
    16,300  Sunrise Assisted Living, Inc.(1),(2)............................................       440,263
    13,900  U.S. Physical Therapy, Inc.(1)..................................................       247,559
                                                                                              ------------
                                                                                                14,003,825
                                                                                              ------------
            HOUSING & HOME FURNISHINGS -- 0.8%
    15,800  Williams-Sonoma, Inc.(1),(2)....................................................       910,238
                                                                                              ------------
            MEDIA/COMMUNICATIONS -- 6.4%
    55,700  Getty Images, Inc.(1),(2).......................................................     1,938,917
     7,120  Information Holdings, Inc.(1)...................................................       222,144
    44,900  Mediacom Communications(1)......................................................       449,000
    20,689  Openwave Systems, Inc.(1).......................................................       118,341
    30,500  Radio One, Inc. - Class A(1)....................................................       683,200
   144,800  Radio One, Inc. - Class D(1),(2)................................................     3,098,720
    46,400  Webex Communications, Inc.(1),(2)...............................................       799,472
                                                                                              ------------
                                                                                                 7,309,794
                                                                                              ------------
            MEDICAL PRODUCTS & SUPPLIES -- 5.0%
    97,800  Align Technology, Inc.(1).......................................................       376,530
    16,200  American Pharmacuetical Partners, Inc.(1),(2)...................................       229,554
    14,000  BriteSmile, Inc.(1),(2).........................................................        72,800
    25,200  CryoLife, Inc.(1)...............................................................       742,644
    28,000  First Horizon Pharmaceutical Corporation(1).....................................       729,120
    24,800  Impax Laboratories, Inc.(1).....................................................       171,120
    10,360  Indesco International, Inc.(1)..................................................        70,759
     8,660  Intermune, Inc.(1),(2)..........................................................       231,655
    44,000  Polymedica Industries, Inc.(1),(2)..............................................     1,714,240
    19,800  Priority Healthcare Corp. - Class B(1)..........................................       588,852
    15,400  SurModics, Inc.(1),(2)..........................................................       626,318
     5,300  Vertex Pharmaceuticals, Inc.(1).................................................       112,731
                                                                                              ------------
                                                                                                 5,666,323
                                                                                              ------------
            NON-TELEPHONE IND COMMON STOCK -- 0.2%
    50,780  Conseco, Inc.(1),(2)............................................................       189,409
                                                                                              ------------
            REINSURANCE -- 0.2%
    10,300  Odyssey Re Holdings Corp........................................................       200,850
                                                                                              ------------

                       See Notes to Financial Statements.
                                 ----- 64 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
            RESTAURANTS -- 1.0%
    22,300  Cheesecake Factory, Inc.(1).....................................................  $    928,349
     8,900  Landry's Restaurants, Inc.......................................................       246,530
                                                                                              ------------
                                                                                                 1,174,879
                                                                                              ------------
            RETAILERS -- 7.2%
    12,200  Action Performance Companies, Inc.(1)...........................................       574,010
    52,625  Chico's FAS, Inc.(1),(2)........................................................     1,898,710
    90,100  Hot Topic, Inc.(1),(2)..........................................................     2,032,656
    91,000  O'Reilly Automotive, Inc.(1)....................................................     2,947,490
    42,700  PETsMART, Inc.(1)...............................................................       641,354
     8,300  ShopKo Stores, Inc.(1)..........................................................       172,889
                                                                                              ------------
                                                                                                 8,267,109
                                                                                              ------------
            SPECIALTY TELECOMMUNICATION SERVICES -- 0.3%
    17,200  Advanced Fibre Communications(1)................................................       305,128
    35,500  Docent, Inc.(1).................................................................        78,100
                                                                                              ------------
                                                                                                   383,228
                                                                                              ------------
            TECHNOLOGY -- 11.8%
    17,500  Agile Software(1)...............................................................       160,300
    58,700  Caminus Corp.(1)................................................................     1,095,929
    11,900  Checkfree Corp.(1),(2)..........................................................       242,284
    37,670  CSG Systems International, Inc.(1)..............................................       987,707
     4,000  Diamondcluster International, Inc. - Class A(1).................................        50,400
    29,300  Exar Corp.(1)...................................................................       584,242
    51,000  Gemstar - TV Guide(1)...........................................................       456,960
    56,600  Informatica Corp.(1)............................................................       448,838
    63,200  Integrated Circuit Systems, Inc.(1).............................................     1,257,680
    92,300  Interwoven, Inc.(1).............................................................       389,506
    19,900  Maxim Intergrated Products, Inc.(1).............................................       991,020
    13,600  Mercury Interactive Corp.(1)....................................................       506,872
    27,800  Micrel, Inc.(1),(2).............................................................       610,210
    16,040  Numerical Technologies, Inc.(1),(2).............................................       209,162
    10,200  PDF Solutions, Inc.(1)..........................................................       135,864
    26,200  Peregrine Systems, Inc.(1)......................................................       179,470
    52,600  Pericom Semiconductor(1)........................................................       750,602
    43,600  Quest Software, Inc.(1),(2).....................................................       566,800
    47,500  Semtech Corp.(1),(2)............................................................     1,519,050
    49,000  Siebel Systems, Inc.(1).........................................................     1,185,310
    54,900  Silicon Image, Inc.(1)..........................................................       529,785

                       See Notes to Financial Statements.
                                 ----- 65 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  SHARES                                                                                         VALUE
----------                                                                                    ------------

COMMON STOCKS -- (CONTINUED)
           TECHNOLOGY -- (CONTINUED)
    46,300  Tibco Software, Inc.(1).........................................................  $    388,457
    18,000  Verisign, Inc.(1)...............................................................       166,500
                                                                                              ------------
                                                                                                13,412,948
                                                                                              ------------
            TECHNOLOGY SOFTWARE/SERVICES -- 8.0%
   133,400  Actuate Software Corp.(1).......................................................       753,710
    41,900  ANSYS, Inc.(1)..................................................................     1,068,450
    19,800  Manhattan Associates, Inc.(1),(2)...............................................       625,284
    29,300  Manugistics Group, Inc.(1)......................................................       461,768
    11,500  McDATA Corp.(1).................................................................        78,085
    13,600  Netiq Corp.(1)..................................................................       305,048
    63,350  OPNET Technologies, Inc.(1),(2).................................................       497,298
    33,800  Overture Services, Inc.(1),(2)..................................................     1,155,622
    41,000  Precise Software Solutions(1)...................................................       538,740
   107,556  Retek, Inc.(1)..................................................................     2,538,214
    30,800  Sapient Corp.(1)................................................................       150,304
    58,900  Selectica, Inc.(1)..............................................................       225,528
    43,700  Ventiv Health(1)................................................................        75,164
    37,300  Verisity, Ltd.(1)...............................................................       621,045
                                                                                              ------------
                                                                                                 9,094,260
                                                                                              ------------
            TELECOMMUNICATION - LONG DISTANCE -- 0.2%
    13,400  Celgene Corp.(1)................................................................       265,052
                                                                                              ------------
            TELECOMMUNICATIONS -- 0.7%
    36,000  Polycom Corp.(1),(2)............................................................       742,320
    25,700  Sonus Networks, Inc.(1).........................................................        70,675
                                                                                              ------------
                                                                                                   812,995
                                                                                              ------------
            TRANSPORTATION -- 0.3%
    13,700  Forward Air Corp.(1)............................................................       372,229
                                                                                              ------------
            TOTAL COMMON STOCKS
              (Cost $117,886,692)...........................................................   109,372,566
                                                                                              ------------

                       See Notes to Financial Statements.
                                 ----- 66 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                     SMALL CAPITALIZATION GROWTH PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    ------------
REPURCHASE AGREEMENT -- 4.2%
$4,831,551  With Investors Bank & Trust Co., dated 04/30/02, 1.29%, principal and interest in the amount of $4,831,678, due 5/01/02, (collateralized by FNMA ARM 572492 with a par value of $5,005,976, coupon rate of 6.53%, due 08/01/30, market value $5,073,958).............................................................  $  4,831,551
                                                                                              ------------
            TOTAL REPURCHASE AGREEMENT
              (Cost $4,831,551).............................................................     4,831,551
                                                                                              ------------

TOTAL INVESTMENTS
  (Cost $122,718,243)...........................................................    100.1% $114,204,117
LIABILITIES IN EXCESS OF OTHER ASSETS...........................................     (0.1)     (131,548)
                                                                                  -------  ------------
NET ASSETS......................................................................    100.0% $114,072,569
                                                                                  =======  ============

------------

(1)  Non-income producing security.
(2)  Securities or partial securities on loan. See Note 5.
Abbreviation:
ARM -- Adjustable Rate Mortgage
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.
                                 ----- 67 -----

                           -------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Fund, Inc. (the "Fund") consists of nine portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio (formerly the Small Capitalization Value Portfolio), the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio and the Small Capitalization Growth Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  VALUATION OF SECURITIES: Securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

  Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

  Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their market or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

                                 ----- 68 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)

  The value of other assets and securities for which no market quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

  REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

  FORWARD FOREIGN EXCHANGE CONTRACTS: The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to

                                 ----- 69 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)
the contracts are unable to meet the terms of their contracts. The following contracts were open at April 30, 2002:

INTERNATIONAL PORTFOLIO

                                            FOREIGN CURRENCY
                                 EXCHANGE    COST/PROCEEDS    U.S. DOLLAR VALUE   NET UNREALIZED
CURRENCY                           DATE         (U.S.$)       AT APRIL 30, 2002    GAIN/(LOSS)
--------                        ----------  ----------------  ------------------  --------------
PURCHASE CONTRACTS
Euro Dollar...................  05/02/2002        1,053,579         1,051,852        $ (1,726)
                                05/03/2002          365,735           364,111          (1,624)
                                                                                     --------
Net Loss on Purchase
  Contracts...................                                                       $ (3,350)
SALE CONTRACTS
British Pound Sterling........  05/01/2002        7,348,125         7,376,773        $(28,648)
                                05/02/2002        3,888,041         3,887,946              95
Japanese Yen..................  05/02/2002        1,991,729         1,999,488          (7,759)
                                                                                     --------
Net Loss on Sale Contracts....                                                       $(36,312)
Net Unrealized Loss on Forward
  Foreign Currency
  Contracts...................                                                       $(39,662)
                                                                                     ========

INSTITUTIONAL INTERNATIONAL PORTFOLIO

                                            FOREIGN CURRENCY
                                 EXCHANGE    COST/PROCEEDS    U.S. DOLLAR VALUE   NET UNREALIZED
CURRENCY                           DATE         (U.S.$)       AT APRIL 30, 2002    GAIN/(LOSS)
--------                        ----------  ----------------  ------------------  --------------
PURCHASE CONTRACTS
Euro Dollar...................  05/02/2002        1,303,535         1,301,399        $ (2,136)
                                05/03/2002          458,494           456,457          (2,036)
                                                                                     --------
Net Loss on Purchase
  Contracts...................                                                       $ (4,172)
SALE CONTRACTS
British Pound Sterling........  05/01/2002        1,145,430         1,149,895        $ (4,465)
                                05/02/2002          897,732           897,710              22
Japanese Yen..................  05/02/2002          497,932           499,872          (1,940)
                                                                                     --------
Net Loss on Sale Contracts....                                                       $ (6,383)
Net Unrealized Loss on Forward
  Foreign Currency
  Contracts...................                                                       $(10,555)
                                                                                     ========

  FOREIGN CURRENCY: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that

                                 ----- 70 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)
result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

  REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at an agreed upon time and price thereby determining the yield during the buyer's holding period. A reverse repurchase agreement involves the risk that the market value of the collateral retained by the Portfolio may decline below the price of the securities the Portfolio has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.

  The Core Fixed Income Portfolio's average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2002 was approximately $6,757,534 at a weighted average interest rate of approximately 1.18%. The maximum amount of reverse repurchase agreements outstanding at a month-end during the six months ended April 30, 2002 was $17,290,000 as of January 31, 2002, which was 7.49% of total assets. The amount of reverse repurchase agreements outstanding on April 30, 2002 was $8,400,625, which was 3.67% of total assets. As of, and for the six months ended April 30, 2002, the Government Cash Portfolio did not enter into any reverse repurchase agreements.

  INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

  COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

                                 ----- 71 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)

  TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

  OPTIONS TRANSACTIONS: A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Adopting these accounting principles will not affect the Portfolios' net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the statement of operations. Management expects that there will be no material impact on the Fund as a result of the adoption of these principles to the Fund's financial statements.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Institutional International and

                                 ----- 72 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)
Small Capitalization Growth Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a 4% nondeductible Federal excise tax. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Glenmede Advisers, Inc. ("Advisor"), provides investment advisory services to the Glenmede Funds, except for the Institutional International Fund. Prior to September 1, 2000, the Glenmede Trust Company provided investment advisory services to the Funds. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Glenmede Funds, including the portfolio managers and supervisory personnel, are employees of the Advisor, where they continue to provide such services to the Glenmede Funds. Effective January 1, 2002, Philadelphia International Advisors LP ("PIA") provides investment advisory services to the Institutional International Portfolio and receives a monthly fee at the annual rate of 0.75% of the value of the Fund's average daily net assets. In addition, effective January 1, 2002, PIA serves as the sub-advisor for the International Portfolio.

  The Small Cap Equity Portfolio pays the Advisor for its investment advisory services a monthly fee at the annual rate of 0.55% of the value of its average daily net assets. The Small Capitalization Growth Portfolio pays TCW Investment Management Company and Winslow Capital Management, Inc. (each a "Sub-advisor") at the annual rate of 0.60% of that portion of its average net assets each sub-advisor manages. In addition, the Small Capitalization Growth Portfolio pays for its investment advisory services a monthly fee at the annual rate of 0.25% of the value of its average daily net assets. Neither the Advisor nor PIA receive a fee from any remaining Portfolios for their investment advisory or sub-investment advisory services. However, each Portfolio (except the Small Cap Equity, Small Capitalization Growth and Institutional International Portfolios) pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets. In addition, the Small Capitalization Growth Portfolio and the Advisor Shares of the Small Cap Equity Portfolio each pay The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.25% of the value of its average daily net assets.

                                 ----- 73 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)
Institutional Shares of the Small Cap Equity Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

  For the Institutional International Portfolio, PIA has agreed to waive its fees and/ or reimburse expenses to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average daily net assets. There were no waivers necessary for the six months ended April 30, 2002.

  Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

  Quasar Distributors, LLC serves as distributor of the Fund's shares. The distributor receives no fees in connection with distribution services provided to the Fund.

  The Fund pays each Board member an annual fee of $11,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the six months ended April 30, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended April 30, 2002, cost of purchases and proceeds from sales of long-term US Government securities were:

PORTFOLIO                                  PURCHASES       SALES
---------                                 ------------  ------------
Core Fixed Income Portfolio.............  $115,008,004  $103,065,422

  For the six months ended April 30, 2002, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                  PURCHASES       SALES
---------                                 ------------  ------------
Core Fixed Income Portfolio.............  $ 15,527,100  $  9,339,714
Strategic Equity Portfolio..............    30,620,530    33,583,956
Small Cap Equity Portfolio..............   105,421,897   111,381,537
Large Cap Value Portfolio...............     9,893,196     8,152,287
International Portfolio.................   163,930,526   230,168,253
Institutional International Portfolio...    57,057,968    47,120,280
Small Capitalization Growth Portfolio...   110,778,480    88,167,720

  On April 30, 2002, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized

                                 ----- 74 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)
depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                            APPRECIATION  DEPRECIATION       NET
---------                            ------------  -------------  -----------
Core Fixed Income Portfolio........  $ 4,183,282   $    (657,044) $ 3,526,238
Strategic Equity Portfolio.........   21,280,006      (7,857,270)  13,422,736
Small Cap Equity Portfolio.........   63,775,360      (7,098,175)  56,677,185
Large Cap Value Portfolio..........    1,757,136        (828,655)     928,481
International Portfolio............  181,946,778    (119,503,856)  62,442,922
Institutional International
  Portfolio........................   22,161,928     (30,660,102)  (8,498,174)
Small Capitalization Growth
  Portfolio........................   21,403,746     (29,917,872)  (8,514,126)

4. COMMON STOCK

  The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                            FOR THE SIX
                                           MONTHS ENDED      YEAR ENDED
                                             04/30/02         10/31/01
                                          ---------------  ---------------
GOVERNMENT CASH PORTFOLIO:
  Sold..................................  $ 1,757,949,907  $ 3,834,315,334
  Issued as reinvestment of dividends...           14,805           30,416
  Redeemed..............................   (1,693,562,000)  (3,826,616,084)
                                          ---------------  ---------------
  Net increase..........................  $    64,402,712  $     7,729,666
                                          ===============  ===============
TAX-EXEMPT CASH PORTFOLIO:
  Sold..................................  $   986,815,940  $ 1,814,471,195
  Issued as reinvestment of dividends...            1,055            4,918
  Redeemed..............................   (1,005,586,968)  (1,709,600,680)
                                          ---------------  ---------------
  Net increase (decrease)...............  $   (18,769,973) $   104,875,433
                                          ===============  ===============

                                      FOR THE SIX
                                      MONTHS ENDED               YEAR ENDED
                                        04/30/02                  10/31/01
                                ------------------------  -------------------------
                                  Shares       Amount       Shares        Amount
                                ----------  ------------  -----------  ------------
CORE FIXED INCOME PORTFOLIO:
  Sold........................   1,014,787  $ 10,698,983    1,623,750  $ 17,030,296
  Issued as reinvestment of
    dividends.................      32,952       347,429       85,782       888,607
  Redeemed....................  (1,087,586)  (11,466,084)  (2,533,117)  (26,341,507)
                                ----------  ------------  -----------  ------------
  Net decrease................     (39,847) $   (419,672)    (823,585) $ (8,422,604)
                                ==========  ============  ===========  ============

                                 ----- 75 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)

                                      FOR THE SIX
                                      MONTHS ENDED               YEAR ENDED
                                        04/30/02                  10/31/01
                                ------------------------  -------------------------
                                  Shares       Amount       Shares        Amount
                                ----------  ------------  -----------  ------------
STRATEGIC EQUITY PORTFOLIO:
  Sold........................     586,887  $  9,881,436      856,572  $ 16,189,573
  Issued as reinvestment of
    dividends.................       1,289        21,572        2,370        40,493
  Redeemed....................  (1,021,636)  (16,845,944)  (1,105,455)  (20,148,985)
                                ----------  ------------  -----------  ------------
  Net decrease................    (433,460) $ (6,942,936)    (246,513) $ (3,918,919)
                                ==========  ============  ===========  ============
SMALL CAP EQUITY PORTFOLIO
  (ADVISOR CLASS):
  Sold........................     739,336  $ 13,025,220    1,168,082  $ 21,421,225
  Issued as reinvestment of
    dividends.................       1,695        29,188    1,468,801    23,290,065
  Redeemed....................  (1,090,851)  (18,811,254)  (2,944,919)  (50,996,530)
                                ----------  ------------  -----------  ------------
  Net decrease................    (349,820) $ (5,756,846)    (308,036) $ (6,285,240)
                                ==========  ============  ===========  ============
SMALL CAP EQUITY PORTFOLIO
  (INSTITUTIONAL CLASS):
  Sold........................     139,280  $  2,429,893      273,584  $  4,888,836
  Issued as reinvestment of
    dividends.................       7,476       130,823      218,656     3,500,185
  Redeemed....................     (89,897)   (1,567,069)    (149,673)   (2,672,896)
                                ----------  ------------  -----------  ------------
  Net increase................      56,859  $    993,647      342,567  $  5,716,125
                                ==========  ============  ===========  ============
LARGE CAP VALUE PORTFOLIO:
  Sold........................     304,848  $  2,775,059      460,827  $  5,006,195
  Issued as reinvestment of
    dividends.................       6,093        56,311      176,259     1,555,313
  Redeemed....................    (140,877)   (1,293,300)    (928,480)  (10,099,398)
                                ----------  ------------  -----------  ------------
  Net increase (decrease).....     170,064  $  1,538,070     (291,394) $ (3,537,890)
                                ==========  ============  ===========  ============
INTERNATIONAL PORTFOLIO:
  Sold........................   3,665,591  $ 50,322,675    9,248,464  $142,177,330
  Issued as reinvestment of
    dividends.................      61,809       880,785      442,985     6,122,157
  Redeemed....................  (6,649,679)  (90,630,911)  (9,209,606) (136,095,523)
                                ----------  ------------  -----------  ------------
  Net increase (decrease).....  (2,922,279) $(39,427,451)     481,843  $ 12,203,964
                                ==========  ============  ===========  ============
INSTITUTIONAL INTERNATIONAL
  PORTFOLIO:
  Sold........................  10,943,282  $141,316,951   25,974,496  $384,741,719
  Issued as reinvestment of
    dividends.................          --            --      373,426     4,695,015
  Redeemed....................  (9,374,319) (121,174,899) (15,240,942) (215,377,508)
                                ----------  ------------  -----------  ------------
  Net increase................   1,568,963  $ 20,142,052   11,106,980  $174,059,226
                                ==========  ============  ===========  ============
SMALL CAPITALIZATION GROWTH
  PORTFOLIO:
  Sold........................   1,509,012  $  8,599,849    3,555,359  $ 26,546,590
  Redeemed....................  (1,528,423)   (8,665,642)  (2,565,447)  (17,681,080)
                                ----------  ------------  -----------  ------------
  Net increase (decrease).....     (19,411) $    (65,793)     989,912  $  8,865,510
                                ==========  ============  ===========  ============

5. LENDING OF PORTFOLIO SECURITIES

  Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned

                                 ----- 76 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)
securities. The cash collateral received was invested in overnight repurchase agreements. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

  The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 2002, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                         % OF TOTAL
                                      MARKET VALUE OF   MARKET VALUE OF    ASSETS
PORTFOLIO                            LOANED SECURITIES    COLLATERAL      ON LOAN
---------                            -----------------  ---------------  ----------
Core Fixed Income Portfolio........    $ 22,106,259      $ 22,646,637         9.67
Strategic Equity Portfolio.........       8,051,366         8,375,990         6.49
Small Cap Equity Portfolio.........      37,773,361        39,265,196        11.23
Large Cap Value Portfolio..........       2,721,172         2,830,599        13.64
International Portfolio............     265,000,175       278,625,935        16.29
Institutional International
  Portfolio........................      52,504,034        55,101,226        13.38
Small Capitalization Growth
  Portfolio........................      32,538,376        34,029,948        21.82

6. FOREIGN SECURITIES

  The Strategic Equity, Small Cap Equity, Large Cap Value, Small Capitalization Growth, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

7. NET ASSETS

  On April 30, 2002, net assets consisted of:

                                                       TAX-          CORE
                                      GOVERNMENT      EXEMPT        FIXED
                                         CASH          CASH         INCOME
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
Par Value..........................  $   485,839   $    523,322  $     16,400
Paid in capital in excess of par
  value............................  485,352,666    522,779,283   179,397,909
Undistributed (distributions in
  excess of) net investment
  income...........................       73,904           (469)      805,142
Accumulated net realized loss from
  investment transactions..........         (787)      (191,175)  (10,802,994)
Net unrealized appreciation on
  investments......................           --             --     3,526,238
                                     ------------  ------------  ------------
 Total Net Assets..................  $485,911,622  $523,110,961  $172,942,695
                                     ============  ============  ============

                                 ----- 77 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)

                                      STRATEGIC     SMALL CAP     LARGE CAP
                                        EQUITY        EQUITY        VALUE
                                      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                     ------------  ------------  ------------
Par Value..........................  $      7,274  $     15,574  $      1,805
Paid in capital in excess of par
  value............................   106,013,514   226,731,860    16,547,908
Undistributed (distributions in
  excess of) net investment
  income...........................        44,148        31,392        23,987
Accumulated net realized loss from
  investment transactions..........    (3,949,142)   12,530,469      (660,875)
Net unrealized appreciation on
  investments......................    13,422,736    56,677,185       928,481
                                     ------------  ------------  ------------
 Total Net Assets..................  $115,538,530  $295,986,480  $ 16,841,306
                                     ============  ============  ============

                                                                        SMALL
                                                     INSTITUTIONAL  CAPITALIZATION
                                     INTERNATIONAL   INTERNATIONAL      GROWTH
                                       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     --------------  -------------  --------------
Par Value..........................  $       91,691  $     24,020    $     20,809
Paid in capital in excess of par
  value............................   1,301,471,599   364,344,837     187,216,832
Undistributed (distributions in
  excess of) net investment
  income...........................       6,463,003     1,360,133        (556,172)
Accumulated net realized loss from
  investment transactions..........     (39,240,536)  (26,298,449)    (64,094,774)
Net unrealized appreciation on
  investments......................      62,506,936    (8,485,898)     (8,514,126)
                                     --------------  ------------    ------------
 Total Net Assets..................  $1,331,292,693  $330,944,643    $114,072,569
                                     ==============  ============    ============

8. CALL AND PUT OPTIONS

  Call Options written by the Strategic Equity Portfolio and related premiums received during the period were as follows:

                                       CALLS                PUTS
                                -------------------  -------------------
                                      ACTUAL               ACTUAL
                                -------------------  -------------------
       STRATEGIC EQUITY         CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
------------------------------------------------------------------------
Options outstanding October
  31, 2001....................       150   $42,399         --         --
Options written...............        --        --         --         --
Options purchased.............        --        --         --         --
Stock splits..................        --        --         --         --
Options closed................      (150)  (42,399)        --         --
Options exercised.............        --        --         --         --
Options expired...............        --        --         --         --
------------------------------------------------------------------------
Options outstanding April 30,
  2002........................        --        --         --         --
------------------------------------------------------------------------

  At April 30, 2002, there were no Option contracts open or outstanding.

                                 ----- 78 -----

                          ----------------------------
                            THE GLENMEDE FUND, INC.
                          ----------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONCLUDED)
                                  (UNAUDITED)

9. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  Shareholders of the Institutional International Portfolio and the International Portfolio were asked to vote on the following proposals at a special meeting of shareholders held on December 26, 2001:

1. Shareholders of the Institutional International Portfolio were asked to vote on a proposal ("Proposal 1") to approve a new investment advisory agreement (the "New Advisory Agreement") between the Fund, on behalf of the Institutional International Portfolio, and Philadelphia International Advisors LP ("Philadelphia International"), pursuant to which Philadelphia International would act as the investment advisor to the Portfolio;

2. Shareholders of the International Portfolio were asked to vote on a proposal ("Proposal 2") to approve a new sub-investment advisory agreement (the 'Sub-Advisory Agreement') among the Fund, on behalf of the International Portfolio, Glenmede Advisers, Inc. and Philadelphia International, pursuant to which Philadelphia International would act as the investment sub-advisor to the Portfolio under the supervision of Glenmede Advisers, Inc. as investment advisor.

  The results of the voting for Proposal 1, to approve a new investment advisory agreement between the Fund, on behalf of the Institutional International Portfolio, and Philadelphia International Advisors LP, were as follows:

          18,448,232 shares or 82.17% of the votes cast in favor
              2,741 shares or 0.01% of the votes cast against 7,805 shares or 0.03% of the votes cast abstaining

  The results of the voting for Proposal 2, to approve a new sub-investment advisory agreement among the Fund, on behalf of the International Portfolio, Glenmede Advisers, Inc. and Philadelphia International Advisors LP, were as follows:

          87,330,073 shares or 92.3% of the votes cast in favor
                  0 shares or 0% of the votes cast against 0 shares or 0% of the votes cast abstaining

  On the basis of the votes cast by proxy at the special meeting of shareholders held on December 26, 2001, it was declared that the New Advisory Agreement was approved by shareholders of the Institutional International Portfolio and the Sub-Advisory Agreement was approved by shareholders of the International Portfolio.

  The New Advisory Agreement and the Sub-Advisory Agreement became effective on January 1, 2002.

                                 ----- 79 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                         APRIL 30, 2002 -- (UNAUDITED)

                                                MUNI          NEW JERSEY
                                            INTERMEDIATE         MUNI
                                              PORTFOLIO        PORTFOLIO
                                            -------------    -------------
ASSETS:
  Investments:
  Investments at value(1)...............    $ 17,383,449     $ 20,600,296
                                            ------------     ------------
  Cash..................................         601,425          486,938
  Receivable for fund shares sold.......          25,000               --
  Interest receivable...................         284,582          310,508
  Prepaid expenses and other assets.....              87              336
                                            ------------     ------------
    Total assets........................      18,294,543       21,398,078
                                            ------------     ------------
LIABILITIES:
  Payable for securities purchased......         410,249          246,283
  Accrued expenses......................          18,068           16,102
                                            ------------     ------------
    Total liabilities...................         428,317          262,385
                                            ------------     ------------

NET ASSETS..............................    $ 17,866,226     $ 21,135,693
                                            ============     ============

SHARES OUTSTANDING......................       1,710,523        2,011,859
                                            ============     ============

NET ASSET VALUE PER SHARE...............    $      10.44     $      10.51
                                            ============     ============

------------
(1) Investments at cost.................    $ 16,871,058     $ 19,858,659

                       See Notes to Financial Statements.
                                 ----- 80 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                                MUNI          NEW JERSEY
                                            INTERMEDIATE         MUNI
                                              PORTFOLIO        PORTFOLIO
                                            -------------    -------------
Investment income:
  Interest..............................    $    428,736     $    441,635
                                            ------------     ------------
    Total investment income.............         428,736          441,635
                                            ------------     ------------
Expenses:
  Administration & custody fee..........           9,788           13,128
  Professional fees.....................           6,460            6,564
  Shareholder report expense............             216              241
  Shareholder servicing fees............           4,370            4,816
  Directors' fees and expenses..........             665              640
  Registration and filing fees..........           1,769            1,034
  Other expenses........................             215              245
                                            ------------     ------------
    Total expenses......................          23,483           26,668
                                            ------------     ------------

  Net investment income.................         405,253          414,967
                                            ------------     ------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions.............         (17,488)          10,373
                                            ------------     ------------

    Net realized gain (loss)............         (17,488)          10,373
                                            ------------     ------------
  Net change in unrealized gain (loss)
    of:
    Securities..........................        (173,894)        (180,948)
                                            ------------     ------------

    Net unrealized (loss)...............        (173,894)        (180,948)
                                            ------------     ------------

Net realized and unrealized loss........        (191,382)        (170,575)
                                            ------------     ------------

Net increase in net assets resulting
  from operations.......................    $    213,871     $    244,392
                                            ============     ============

                       See Notes to Financial Statements.
                                 ----- 81 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2002 -- (UNAUDITED)

                                                 MUNI           NEW JERSEY
                                             INTERMEDIATE          MUNI
                                              PORTFOLIO         PORTFOLIO
                                            --------------    --------------
Net investment income...................    $     405,253     $     414,967
Net realized gain (loss) on securities
  transactions..........................          (17,488)           10,373
Net change in unrealized gain (loss) on
  securities............................         (173,894)         (180,948)
                                            -------------     -------------
Net increase in net assets resulting
  from operations.......................          213,871           244,392
Distributions to shareholders from:
  Net investment income.................         (392,943)         (407,165)
Net increase in net assets from capital
  share transactions....................          438,684         2,144,756
                                            -------------     -------------
Net increase in net assets..............          259,612         1,981,983
NET ASSETS:
Beginning of period.....................       17,606,614        19,153,710
                                            -------------     -------------
End of period...........................    $  17,866,226     $  21,135,693
                                            =============     =============

--------------------------------------------------------------------------------
                      FOR THE YEAR ENDED OCTOBER 31, 2001

                                                 MUNI           NEW JERSEY
                                             INTERMEDIATE          MUNI
                                              PORTFOLIO         PORTFOLIO
                                            --------------    --------------
Net investment income...................    $     749,191     $     794,849
Net realized gain (loss) on securities
  transactions..........................           16,180            16,033
Net change in unrealized gain (loss) on
  securities............................          494,408           831,464
                                            -------------     -------------
Net increase in net assets resulting
  from operations.......................        1,259,779         1,642,346
Distributions to shareholders from:
  Net investment income.................         (729,141)         (771,544)
Net increase in net assets from capital
  share transactions....................        2,451,848         1,050,593
                                            -------------     -------------
Net increase in net assets..............        2,982,486         1,921,395
NET ASSETS:
Beginning of year.......................       14,624,128        17,232,315
                                            -------------     -------------
End of year.............................    $  17,606,614     $  19,153,710
                                            =============     =============

                       See Notes to Financial Statements.
                                 ----- 82 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       MUNI INTERMEDIATE PORTFOLIO
                              -----------------------------------------------------------------------------
                                   FOR THE
                                 SIX MONTHS                     FOR THE YEARS ENDED OCTOBER 31,
                                    ENDED           -------------------------------------------------------
                              APRIL 30, 2002(3)      2001        2000        1999        1998        1997
                              -----------------     -------     -------     -------     -------     -------

Net asset value,
  beginning of period....          $ 10.55          $ 10.20     $ 10.14     $ 10.56     $ 10.40     $ 10.26
                                   -------          -------     -------     -------     -------     -------
Income from investment
  operations:
Net investment income....             0.24             0.50        0.50        0.51        0.51        0.52
Net realized and
  unrealized gain (loss)
  on investments.........            (0.12)            0.34        0.07       (0.42)       0.16        0.14
                                   -------          -------     -------     -------     -------     -------

Total from investment
  operations.............             0.12             0.84        0.57        0.09        0.67        0.66
                                   -------          -------     -------     -------     -------     -------
Distributions to
  shareholders from net
  investment income......            (0.23)           (0.49)      (0.51)      (0.51)      (0.51)      (0.52)
                                   -------          -------     -------     -------     -------     -------

Total distributions......            (0.23)           (0.49)      (0.51)      (0.51)      (0.51)      (0.52)
                                   -------          -------     -------     -------     -------     -------

Net asset value, end
  of period..............          $ 10.44          $ 10.55     $ 10.20     $ 10.14     $ 10.56     $ 10.40
                                   =======          =======     =======     =======     =======     =======

Total return(1)..........             1.19%            8.39%       5.77%       0.91%       6.63%       6.69%
                                   =======          =======     =======     =======     =======     =======
Ratios to average net
  assets/Supplemental
  data:
Net assets, end of period
  (in 000's).............          $17,866          $17,607     $14,624     $16,526     $19,975     $19,219
Ratio of operating
  expenses to average net
  assets.................             0.27%(2)         0.27%       0.31%       0.20%       0.30%       0.34%
Ratio of net investment
  income to average net
  assets.................             4.64%(2)         4.78%       4.89%       4.90%       4.88%       5.09%
Portfolio turnover
  rate...................                1%              25%          6%          6%         11%         21%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 83 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        NEW JERSEY MUNI PORTFOLIO
                              -----------------------------------------------------------------------------
                                   FOR THE
                                 SIX MONTHS                     FOR THE YEARS ENDED OCTOBER 31,
                                    ENDED           -------------------------------------------------------
                              APRIL 30, 2002(3)      2001        2000        1999        1998        1997
                              -----------------     -------     -------     -------     -------     -------

Net asset value,
  beginning
  of period..............          $ 10.60          $ 10.11     $ 10.00     $ 10.43     $ 10.20     $  9.97
                                   -------          -------     -------     -------     -------     -------
Income from investment
  operations:
Net investment income....             0.22             0.45        0.44        0.44        0.44        0.44
Net realized and
  unrealized gain (loss)
  on investments.........            (0.09)            0.48        0.12       (0.43)       0.23        0.23
                                   -------          -------     -------     -------     -------     -------

Total from investment
  operations.............             0.13             0.93        0.56        0.01        0.67        0.67
                                   -------          -------     -------     -------     -------     -------
Distributions to
  shareholders from net
  investment income......            (0.22)           (0.44)      (0.45)      (0.44)      (0.44)      (0.44)
                                   -------          -------     -------     -------     -------     -------
 Total distributions.....            (0.22)           (0.44)      (0.45)      (0.44)      (0.44)      (0.44)
                                   -------          -------     -------     -------     -------     -------
Net asset value, end of
  period.................          $ 10.51          $ 10.60     $ 10.11     $ 10.00     $ 10.43     $ 10.20
                                   =======          =======     =======     =======     =======     =======

Total return(1)..........             1.26%            9.34%       5.77%       0.08%       6.71%       6.90%
                                   =======          =======     =======     =======     =======     =======
Ratios to average net
  assets/Supplemental
  data:
Net assets, end of period
  (in 000's).............          $21,136          $19,154     $17,232     $17,953     $17,492     $12,117
Ratio of operating
  expenses to average net
  assets.................             0.28%(2)         0.27%       0.30%       0.24%       0.30%       0.31%
Ratio of net investment
  income to average net
  assets.................             4.31%(2)         4.33%       4.40%       4.34%       4.33%       4.42%
Portfolio turnover
  rate...................                6%              18%          9%         10%          7%         19%

------------

(1)  Total return represents aggregate total return for the period indicated.
(2)  Annualized.
(3)  Unaudited.

                       See Notes to Financial Statements.
                                 ----- 84 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------
MUNICIPAL BONDS -- 97.3%
            PENNSYLVANIA -- 97.3%
$  200,000  Allegheny County, PA, Hospital Developement Authority Revenue, University of
              Pittsburgh, Health Center, Series A, (MBIA Insured):
              5.30% due 4/1/08..............................................................  $   215,082
   300,000  Allegheny County, PA, Port Authority Special Revenue, (MBIA Insured),
              Prerefunded, 3/1/09 @ 101:
              5.30% due 3/1/10..............................................................      328,224
   175,000  Allegheny County, PA, Residential Finance Authority, Single Family Mortgage
              Revenue, Series JJ-2:
              4.40% due 5/1/11..............................................................      174,254
   500,000  Beaver Falls, PA, Municipal Authority Water Hydroelectric Revenue, (FGIC
              Insured):
              5.70% due 12/1/08.............................................................      517,235
            Butler County, PA, Industrial Development Authority, Health Center Revenue,
              Refunding:
   165,000    5.75% due 6/1/11..............................................................      168,774
   510,000    5.75% due 6/1/16..............................................................      514,264
   500,000  Chambersburg, PA, Area School District, General Obligation Unlimited, (FSA State
              Aid Withholding):
              5.00% due 6/15/14.............................................................      517,380
   325,000  Chester County, PA, General Obligation Unlimited:
              5.40% due 12/15/06............................................................      338,305
   375,000  Dauphin County, PA, General Authority Hospital Revenue, (FGIC Insured):
              6.125% due 7/1/10.............................................................      420,221
   130,000  Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2006 @ $100:
              6.80% due 6/1/26..............................................................      130,511
   100,000  Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2011 @ $100:
              6.85% due 6/1/26..............................................................      100,398
   125,000  Dauphin County, PA, General Authority Revenue, Mandatory Put 6/1/2012 @ $100
              (AMBAC Insured):
              5.30% due 6/1/26..............................................................      127,559
    30,000  Dauphin County, PA, Series B, General Obligation Unlimited, (MBIA Insured):
              5.20% due 3/15/04.............................................................       30,073
   600,000  Delaware River Joint Toll Bridge, Refunding, (FGIC Insured):
              6.15% due 7/1/04..............................................................      604,236

                       See Notes to Financial Statements.
                                 ----- 85 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
            Delaware River Port Authority, PA and NJ, Delaware River Bridges Revenue
              Escrowed to Maturity:
$  195,000    6.00% due 1/15/10.............................................................  $   215,198
   155,000    6.50% due 1/15/11.............................................................      175,660
   100,000  Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series B :
              5.25% due 1/1/09..............................................................      108,099
   300,000  Downington, PA, Area School District, General Obligation Unlimited:
              5.50% due 2/1/10..............................................................      327,840
   325,000  Forest Area School District, PA, General Obligation, (FSA Insured), Series B:
              4.00% due 4/1/08..............................................................      330,444
   390,000  Geisinger Authority, PA, Health System, Refunding:
              5.00% due 8/15/08.............................................................      408,697
   200,000  Harrisburg, PA, Parking Authority Revenue, Refunding, (FSA Insured):
              5.50% due 5/15/11.............................................................      219,232
   100,000  Hopewell, PA, Area School District, General Obligation, (FSA Insured):
              4.90% due 9/1/09..............................................................      106,939
   300,000  Indiana County, PA, Municipal Services Authority, Sewer Revenue, (AMBAC
              Insured):
              4.00% due 10/1/09.............................................................      299,610
   400,000  Kennett, PA, Consolidated School District, General Obligation Unlimited, Series
              A, (FGIC State Aid Withholding):
              5.00% due 2/15/13(1)..........................................................      418,576
    35,000  Lancaster, PA, Area Sewer Authority, Escrowed to Maturity:
              6.00% due 4/1/12..............................................................       38,773
   500,000  Lower Merion Township, PA, School District, General Obligation Unlimited, (State
              Aid Withholding):
              5.125% due 5/15/13............................................................      520,115
   125,000  Lycoming County, PA, College Revenue, PA College of Technology, (AMBAC Insured):
              5.20% due 11/1/04.............................................................      128,039
   100,000  Montgomery County, PA, Higher Education & Health Authority Hospital Revenue,
              Abington Memorial Hospital, Series A, (AMBAC Insured):
              5.80% due 6/1/04..............................................................      105,295

                       See Notes to Financial Statements.
                                 ----- 86 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  110,000  Montgomery County, PA, Industrial Development Authority Revenue:
              7.50% due 1/1/12..............................................................  $   113,205
   100,000  New Kensington, PA, General Obligation Unlimited, (FGIC Insured):
              5.625% due 10/1/04............................................................      100,245
   200,000  North East, PA, School District, Refunding, (AMBAC Insured):
              6.00% due 9/15/10.............................................................      202,900
   315,000  Northampton Bucks, PA, Bucks County Municipal Authority, Sewer Revenue, Escrowed
              to Maturity:
              6.20% due 11/1/13.............................................................      356,303
   425,000  Northampton County, PA, Higher Education Authority Revenue - Lehigh University:
              5.25% due 11/15/09............................................................      462,748
            Pennsylvania Housing Finance Agency, Refunding, Rental Housing:
   350,000    5.25% due 7/1/04..............................................................      365,438
   500,000    5.45% due 7/1/06..............................................................      518,680
   100,000    6.25% due 7/1/07..............................................................      102,299
    50,000    5.80% due 7/1/18..............................................................       51,046
   330,000  Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 38:
              5.50% due 4/1/05..............................................................      333,970
 1,000,000  Pennsylvania State Finance Authority Revenue, Refunding, Municipal Capital
              Improvements Program:
              6.60% due 11/1/09.............................................................    1,071,270
   220,000  Pennsylvania State Higher Educational Facilities Authority College & University
              Revenues, College of Pharmacy, (MBIA Insured):
              5.25% due 11/1/09.............................................................      230,659
   250,000  Pennsylvania State Higher Educational Facilities Authority College & University
              Revenues, University of Pennsylvania:
              5.60% due 9/1/10..............................................................      261,487
   370,000  Pennsylvania State Higher Educational Facilities Authority Revenue, Temple
              University, (MBIA Insured), First Series:
              4.00% due 7/15/09.............................................................      372,753
   100,000  Pennsylvania State Turnpike Commission Oil Franchise, Refunding, (AMBAC
              Insured):
              5.25% due 12/1/14.............................................................      104,976
   250,000  Pennsylvania State University, College & University Revenues, Series A, (General
              Obligation of University):
              5.00% due 8/15/13.............................................................      259,095

                       See Notes to Financial Statements.
                                 ----- 87 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  150,000  Pennsylvania State, Intermediate Unit 1, Educational Facilities Revenue
              Refunding, (AMBAC Insured):
              4.00% due 10/15/09............................................................  $   151,057
   100,000  Philadelphia, PA, Gas Works Revenue, (FSA Insured):
              5.50% due 7/1/04..............................................................      105,375
   225,000  Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease - Series C,
              (FGIC Insured):
              5.00% due 4/1/07..............................................................      239,809
            Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue, Series D:
   255,000    5.75% due 10/1/07.............................................................      263,542
   150,000    6.20% due 4/1/11..............................................................      153,715
   155,000    6.20% due 10/1/11.............................................................      158,839
   350,000  Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni Government
              Guaranteed):
              5.00% due 9/1/12..............................................................      362,852
   235,000  Ringgold, PA, School District, Escrowed to Maturity:
              6.20% due 1/15/13.............................................................      263,677
   250,000  Sayre, PA, Health Care Facilities Authority Revenue, (AMBAC Insured):
              6.10% due 7/1/02..............................................................      251,800
            Seneca Valley, PA, School District, Series B, General Obligation Unlimited,
              (FGIC Insured):
   100,000    5.70% due 7/1/06..............................................................      100,695
   225,000    5.80% due 7/1/10..............................................................      226,600
    20,000  Southeastern Pennsylvania Transportation Authority, PA, Lease Revenue:
              5.75% due 12/1/04.............................................................       20,060
   475,000  Southern Huntingdon County, PA, School District, General Obligation, (FSA
              Insured):
              4.00% due 10/1/09.............................................................      476,135
   500,000  State Public School Building Authority, PA, School Revenue, Garnet Valley School
              District Project, (AMBAC Insured):
              5.25% due 2/1/12..............................................................      535,065
    15,000  Swarthmore Borough, PA, College Revenue, Prerefunded 9/15/2002 @ $102:
              6.10% due 9/15/07.............................................................       15,551
    85,000  Swarthmore Borough, PA, College Revenue, Unrefunded Balance:
              6.10% due 9/15/07.............................................................       87,984

                       See Notes to Financial Statements.
                                 ----- 88 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                          MUNI INTERMEDIATE PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

   FACE
  AMOUNT                                                                                         VALUE
----------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
           PENNSYLVANIA -- (CONTINUED)
$  120,000  Swatara Township Authority, PA, Sewer Revenue, Escrowed to Maturity, (MBIA
              Insured):
              6.15% due 5/1/07..............................................................  $   135,047
   400,000  University of Pittsburgh, PA, Refunded Series B:
              5.50% due 6/1/09..............................................................      435,244
   125,000  Wallingford - Swarthmore, PA, School District, Series C, (FSA State Aid
              Withholding):
              5.00% due 5/15/09.............................................................      131,353
   325,000  Wayne County, PA, Hospital & Health Facilities Authority, County Guaranteed,
              Hospital Revenue, Wayne Memorial Hospital Project, (MBIA Insured):
              5.05% due 7/1/03..............................................................      335,436
   170,000  York County, PA, Industrial Development Authority, Industrial Development
              Revenue, Refunding, Stanley Works Project:
              6.25% due 7/1/02..............................................................      171,073
   250,000  York, PA, General Authority Guaranteed Revenue, York City Recreation Corp.,
              (AMBAC Insured):
              5.50% due 5/1/15..............................................................      266,433
                                                                                              -----------
            TOTAL MUNICIPAL BONDS
              (Cost $16,871,058)............................................................   17,383,449
                                                                                              -----------

TOTAL INVESTMENTS
  (Cost $16,871,058)............................................................     97.3%  $17,383,449
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.7       482,777
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $17,866,226
                                                                                  =======   ===========

------------

(1)  Securities purchased or sold on a when-issued / delayed-delivery basis.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                 ----- 89 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------
MUNICIPAL BONDS -- 97.5%
          NEW JERSEY -- 97.5%
$100,000  Asbury Park, NJ, Board of Education, General Obligation Unlimited, (MBIA
            Insured):
            5.55% due 2/1/07..............................................................  $   109,389
 100,000  Beach Haven, NJ, General Obligation Unlimited, (MBIA Insured):
            5.70% due 8/15/03.............................................................      104,714
 100,000  Bergen County, NJ, General Improvements, General Obligation Unlimited:
            4.00% due 11/15/05............................................................      103,499
 150,000  Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue, (FGIC
            Insured), Series A:
            5.125% due 12/15/12...........................................................      155,910
 200,000  Bergen County, NJ, Utilities Authority, Water Pollution Control Revenue,
            Refunding, (FGIC Insured):
            5.125% due 12/15/11...........................................................      209,004
 400,000  Black Horse Pike, NJ, Regional School District, General Obligation Unlimited,
            (FGIC Insured):
            4.75% due 12/1/04.............................................................      422,136
          Burlington County, NJ, General Improvements, General Obligation Unlimited:
 100,000    5.20% due 10/1/04.............................................................      102,078
 500,000    4.85% due 7/15/06.............................................................      521,745
 150,000  Cape May County, NJ, General Improvements, General Obligation Unlimited, (AMBAC
            Insured):
            5.35% due 8/1/04..............................................................      159,285
 200,000  Cape May County, NJ, Municipal Utilities Authority, Sewer Revenue, Refunding,
            (AMBAC Insured):
            5.60% due 1/1/05..............................................................      207,428
 150,000  Cherry Hill Township, NJ, General Obligation Unlimited:
            5.125% due 7/15/10............................................................      160,857
 600,000  Delaware River Port Authority, PA and NJ, Refunding, (FSA Insured), Series B :
            5.25% due 1/1/09..............................................................      648,594
 100,000  Gloucester County, NJ, Improvement Authority, Revenue, County Library Lease
            Project:
            5.20% due 12/15/05............................................................      104,780
 200,000  Hasbrouck Heights, NJ, General Improvements, General Obligation Unlimited:
            5.25% due 9/1/04..............................................................      211,944
 250,000  Hazlet Township, NJ, School District, General Obligation Unlimited, (FSA School
            Board Residual Fund Insured):
            5.00% due 2/1/14..............................................................      262,265

                       See Notes to Financial Statements.
                                 ----- 90 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$110,000  High Bridge, NJ, Regional Board of Education, General Obligation Unlimited,
            Prerefunded, 2/15/05 @ 100, (FSA Insured):
            5.40% due 2/15/09.............................................................  $   117,578
  50,000  Hoboken, Union City, Weehawken, NJ, Sewer Authority Revenue, Refunding, (MBIA
            Insured):
            6.00% due 8/1/12..............................................................       51,493
 200,000  Hopewell Valley, NJ, Regional School District, General Obligation Unlimited,
            (FGIC School Board Residual Fund Insured):
            5.00% due 8/15/12.............................................................      211,236
 250,000  Hudson County, NJ, Correctional Facilities, Certificates of Participation,
            Refunding, (MBIA Insured):
            6.20% due 6/1/03..............................................................      254,735
 200,000  Hunterdon County, NJ, Central Regional High School District, General Obligation
            Unlimited Prerefunded, 5/1/05 @ 102, (FSA Insured):
            5.25% due 5/1/06..............................................................      217,334
 130,000  Jefferson Township, NJ, Sewer Improvements, General Obligation Unlimited, (AMBAC
            Insured):
            5.45% due 10/1/09.............................................................      134,316
 250,000  Jersey City, NJ, School Improvements, General Obligation Unlimited, (MBIA
            Insured):
            5.50% due 3/15/06.............................................................      270,902
 100,000  Lyndhurst Township, NJ, General Improvements, General Obligation Unlimited:
            5.50% due 10/1/05.............................................................      105,428
 105,000  Manalapan-Englishtown, NJ, Regional Board of Education, General Obligation
            Unlimited, (School Board Residual Fund Insured):
            5.00% due 5/1/07..............................................................      112,385
 235,000  Mantua Township, NJ, School District, General Obligation Unlimited, (MBIA
            Insured):
            5.00% due 3/1/13..............................................................      247,105
 150,000  Mercer County, NJ, Improvement Authority, Revenue Refunding, Government Leasing,
            (County Guaranteed), Series A:
            5.40% due 12/1/05.............................................................      157,584
 100,000  Mercer County, NJ, Improvement Authority, Revenue Refunding, Solid Waste,
            (County Guaranteed), Series 97:
            5.20% due 9/15/08.............................................................      108,344
 145,000  Middlesex County, NJ, Improvement Authority, Revenue, (County Guaranteed):
            5.45% due 9/15/11.............................................................      153,854

                       See Notes to Financial Statements.
                                 ----- 91 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
          Monmouth County, NJ, Improvement Authority, Revenue, (AMBAC Insured):
$250,000    5.00% due 12/1/12.............................................................  $   263,545
 375,000    5.20% due 12/1/14.............................................................      395,092
 250,000  Monmouth County, NJ, Public Improvements, General Obligation Unlimited:
            5.00% due 8/1/09..............................................................      263,492
 225,000  Moorestown Township, NJ, School District, General Obligation Unlimited, (MBIA
            School Board Residual Fund Insured):
            5.00% due 2/1/10..............................................................      235,033
 200,000  Morris School District, NJ, General Obligation Unlimited, (School Board Residual
            Fund Insured):
            5.625% due 4/1/06.............................................................      213,238
  80,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Prerefunded,
            12/1/08 @ 100, (MBIA Insured):
            5.00% due 12/1/13.............................................................       86,318
  20,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer Revenue, Unrefunded, (MBIA
            Insured):
            5.00% due 12/1/13.............................................................       20,737
 250,000  New Jersey Sports & Exposition Authority State Contract, General Improvements,
            Series A:
            5.00% due 3/1/10..............................................................      265,970
 100,000  New Jersey State Building Authority, General Improvements, Revenue, Refunding:
            4.50% due 6/15/04.............................................................      103,962
 100,000  New Jersey State Casino Reinvestment Development Authority, Parking Fee Revenue,
            (FSA Insured), Series A:
            5.00% due 10/1/04.............................................................      105,603
 250,000  New Jersey State Economic Development Authority, Burlington Coat Factory
            Project, Revenue Refunding:
            5.60% due 9/1/05..............................................................      266,157
 200,000  New Jersey State Economic Development Authority, Market Transition Facilities
            Revenue, (MBIA Insured), Senior Lien, Series A:
            5.70% due 7/1/05..............................................................      217,350
 125,000  New Jersey State Economic Development Authority, Market Transition Facilities
            Revenue, Senior Lien, (MBIA Insured), Series A:
            5.75% due 7/1/06..............................................................      135,974

                       See Notes to Financial Statements.
                                 ----- 92 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$100,000  New Jersey State Economic Development Authority, Parking Facility Improvements,
            Elizabeth Development Project, (FGIC Insured):
            5.20% due 10/15/08............................................................  $   108,438
 400,000  New Jersey State Educational Facilities Authority, Revenue, High Education
            Capital Improvement, Series B:
            5.00% due 9/1/14..............................................................      413,468
          New Jersey State Educational Facilities Authority, Revenue, Higher Education
            Facilities Trust Fund, (AMBAC Insured), Series A:
 850,000    5.125% due 9/1/07.............................................................      907,766
 100,000    5.125% due 9/1/08.............................................................      106,241
 150,000    5.125% due 9/1/09.............................................................      158,518
 225,000  New Jersey State Educational Facilities Authority, Revenue, Princeton
            University, Series A:
            5.50% due 7/1/05..............................................................      236,767
 400,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Allegany
            Health Project, (MBIA Insured), Escrowed to Maturity:
            4.80% due 7/1/05..............................................................      416,660
 200,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Kennedy
            Health System Project, (MBIA Insured), Series A:
            5.00% due 7/1/09..............................................................      211,452
 100,000  New Jersey State Health Care Facilities Financing Authority, Revenue, Refunding,
            St. Joseph's Hospital Project:
            5.00% due 7/1/03..............................................................      103,177
          New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing
            Revenue, (FSA Insured), Series B:
 450,000    5.55% due 11/1/09.............................................................      484,731
 250,000    5.75% due 11/1/11.............................................................      268,040
 150,000  New Jersey State Housing & Mortgage Finance Agency, Revenue, Home Buyer, (MBIA
            Insured), Series P:
            5.05% due 4/1/07..............................................................      157,621
 200,000  New Jersey State Housing & Mortgage Finance Agency, Revenue, Local or Guaranteed
            Housing, (HUD Section 8), Series A:
            6.50% due 11/1/03.............................................................      204,052
  75,000  New Jersey State Housing & Mortgage Finance Agency, Revenue, Refunding, (HUD
            Section 8):
            6.60% due 11/1/14.............................................................       77,666
 130,000  New Jersey State Transportation Trust Fund Authority, Transit Revenue, Series A:
            5.00% due 6/15/13.............................................................      134,801

                       See Notes to Financial Statements.
                                 ----- 93 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$165,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            (MBIA Insured), Series A:
            4.75% due 12/15/07............................................................  $   175,547
 200,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            (MBIA Insured), Series B:
            5.00% due 6/15/04.............................................................      210,106
 300,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            Series A, Prerefunded, 6/15/08 @ 100:
            5.00% due 6/15/12.............................................................      322,209
 750,000  New Jersey State Transportation Trust Fund Authority, Transportation System,
            Series B:
            5.25% due 6/15/12.............................................................      794,235
 170,000  New Jersey State Turnpike Authority, Turnpike Revenue, Unrefunded, (MBIA-IBC
            Insured), Series A:
            5.90% due 1/1/04..............................................................      173,968
 250,000  New Jersey State, Certificates of Participation, Escrowed to Maturity:
            5.00% due 6/15/11.............................................................      267,365
 100,000  New Jersey State, Delaware River & Bay Authority, Public Improvements Revenue,
            Series A:
            5.10% due 1/1/08..............................................................      106,569
          New Jersey State, Delaware River Joint Toll Bridge, Commonwealth of Pennsylvania
            Bridge Revenue Refunding, (FGIC Insured):
 100,000    6.15% due 7/1/04..............................................................      100,706
 200,000    6.25% due 7/1/12..............................................................      201,412
 250,000  New Jersey State, Delaware River Port Authority, Pennsylvania & New Jersey
            Revenue, Refunding, (AMBAC Insured), Series B:
            5.25% due 1/1/09..............................................................      270,247
          New Jersey State, Delaware River Port Authority, Pennsylvania, New Jersey &
            Delaware River Bridges Revenue, Escrowed to Maturity:
 310,000    5.625% due 1/15/09............................................................      334,087
 265,000    6.00% due 1/15/10.............................................................      292,449
 150,000    6.50% due 1/15/11.............................................................      169,993
 250,000  New Jersey State, General Obligation Unlimited, Refunding, Series F:
            5.00% due 8/1/07..............................................................      268,173
 250,000  New Jersey State, Southern Regional High School District, General Obligation
            Unlimited, (MBIA Insured):
            5.40% due 9/1/04..............................................................      266,285
 200,000  New Jersey State, Wastewater Treatment Trust Revenue, Series A:
            5.25% due 9/1/13..............................................................      208,672

                       See Notes to Financial Statements.
                                 ----- 94 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONTINUED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$125,000  New Jersey State, Wastewater Treatment Trust, Refunding, (MBIA Insured), Series
            C:
            6.25% due 5/15/03.............................................................  $   130,385
 250,000  Ocean County, NJ, General Obligation Unlimited:
            4.875% due 12/15/09...........................................................      264,725
 100,000  Ocean County, NJ, General Obligation Unlimited, General Improvements,
            Prerefunded 7/1/04 @ 102:
            5.65% due 7/1/06..............................................................      106,957
  85,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding:
            5.00% due 1/1/05..............................................................       89,550
 325,000  Ocean County, NJ, Utilities Authority, Wastewater Revenue, Refunding,
            (Government of Authority Insured):
            5.125% due 1/1/11.............................................................      343,083
 250,000  Ocean Township, NJ, Sewer Authority, Revenue Bonds, (FGIC Insured), Series B:
            6.00% due 12/1/07.............................................................      260,740
 100,000  Passaic County, NJ, General Obligation Unlimited, (FGIC Insured):
            5.125% due 9/1/08.............................................................      105,224
 270,000  Passaic County, NJ, General Obligation Unlimited, (FSA Insured):
            5.00% due 11/15/04............................................................      285,412
 100,000  Passaic Valley, NJ, Sewage Commission, Sewer System, (AMBAC Insured), Series D:
            5.75% due 12/1/09.............................................................      104,139
 130,000  Perth Amboy, NJ, Board of Education, General Obligation Unlimited, (MBIA
            Insured), Prerefunded 3/1/04 @ 102:
            6.20% due 8/1/06..............................................................      143,068
 250,000  Red Bank, NJ, Board of Education, General Obligation Unlimited, (School Board
            Residual Fund Insured):
            5.15% due 5/1/12..............................................................      264,590
 500,000  Ridgewood, NJ, Board of Education, General Obligation Unlimited:
            5.20% due 10/1/08.............................................................      543,145
 125,000  Rutgers State University, NJ, Refunding, Series S:
            5.25% due 5/1/07..............................................................      130,584
 135,000  South Brunswick Township, NJ, General Obligation Unlimited, (MBIA Insured):
            5.25% due 10/1/03.............................................................      140,847
 160,000  Sparta Township, NJ, School District, General Obligation Unlimited, (MBIA
            Insured):
            5.75% due 9/1/04..............................................................      171,685

                       See Notes to Financial Statements.
                                 ----- 95 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                           NEW JERSEY MUNI PORTFOLIO
               SCHEDULE OF PORTFOLIO INVESTMENTS --  (CONCLUDED)
                         APRIL 30, 2002 -- (UNAUDITED)

  FACE
 AMOUNT                                                                                        VALUE
--------                                                                                    -----------

MUNICIPAL BONDS -- (CONTINUED)
          NEW JERSEY -- (CONTINUED)
$150,000  Warren Township, NJ, School District, General Obligation Unlimited, (School
            Board Residual Fund Insured):
            5.35% due 3/15/10.............................................................  $   163,451
 500,000  West Deptford Township, NJ, General Obligation Unlimited, (AMBAC Insured):
            5.20% due 3/1/11..............................................................      528,420
 100,000  West Orange, NJ, General Obligation Unlimited:
            5.10% due 1/1/05..............................................................      105,608
 350,000  Western Monmouth, NJ, Utilities Authority, Revenue, (AMBAC Insured), Series A:
            5.25% due 2/1/09..............................................................      368,869
                                                                                            -----------
          TOTAL MUNICIPAL BONDS
            (Cost $19,858,659)............................................................   20,600,296
                                                                                            -----------

TOTAL INVESTMENTS
  (Cost $19,858,659)............................................................     97.5%  $20,600,296
OTHER ASSETS IN EXCESS OF LIABILITIES...........................................      2.5       535,397
                                                                                  -------   -----------
NET ASSETS......................................................................    100.0%  $21,135,693
                                                                                  =======   ===========

------------
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
HUD -- Housing Urban Development
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.
                                 ----- 96 -----

                          ---------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. As of April 30, 2002, the Fund offered shares of two SubTrusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

  VALUATION OF SECURITIES: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not earned or accrued until settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date.

  In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities, and classify gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. Adopting these accounting principles will not affect the Portfolios' net asset value, but will change the classification of certain amounts between interest income and realized gain/loss in the statement of operations. Management expects that there will be no material impact on the Fund as a result of the adoption of these principles to the Fund's financial statements.

                                 ----- 97 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a 4% nondeductible Federal excise tax. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

  FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. The Portfolios may periodically make reclassifications among certain of their capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

  Glenmede Advisors, Inc. ("Advisor"), provides investment advisory services to the Fund. Prior to September 1, 2000, the Glenmede Trust Company provided investment advisory services to the Fund. Management personnel of The Glenmede Trust Company responsible for providing investment advisory services to the Fund, including the portfolio managers and supervisory personnel, are employees of the Advisor, where they continue to provide such services to the Fund.

  The Advisor does not receive a fee from the Portfolios for its investment advisory services. However, each Portfolio pays The Glenmede Trust Company a shareholder servicing fee at the annual rate of 0.05% of the value of its average daily net assets.

  Investors Bank and Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

  Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

  The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

  Expenses for the six months ended April 30, 2002 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

                                 ----- 98 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONTINUED)
                                  (UNAUDITED)

3. PURCHASES AND SALES OF SECURITIES

  For the six months ended April 30, 2002, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                 PURCHASES     SALES
---------                                 ----------  ----------
Muni Intermediate Portfolio.............  $ 409,916   $  225,000
New Jersey Muni Portfolio...............  1,527,130    1,140,924

  On April 30, 2002, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                            APPRECIATION  DEPRECIATION     NET
---------                            ------------  ------------  ---------
Muni Intermediate Portfolio........    $536,552      $(24,161)   $512,391
New Jersey Muni Portfolio..........     750,584        (8,947)    741,637

4. SHARES OF BENEFICIAL INTEREST

  The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                     FOR THE SIX
                                    MONTHS ENDED            YEAR ENDED
                                      04/30/02               10/31/01
                                ---------------------  ---------------------
                                 SHARES     AMOUNT      SHARES     AMOUNT
                                --------  -----------  --------  -----------
MUNI INTERMEDIATE PORTFOLIO:
  Sold........................   159,562  $ 1,660,700   459,347  $ 4,781,380
  Redeemed....................  (117,582)  (1,222,016) (224,185)  (2,329,532)
                                --------  -----------  --------  -----------
  Net increase................    41,980  $   438,684   235,162  $ 2,451,848
                                ========  ===========  ========  ===========
NEW JERSEY MUNI PORTFOLIO:
  Sold........................   385,113  $ 4,023,440   368,515  $ 3,832,447
  Redeemed....................  (180,371)  (1,878,684) (266,416)  (2,781,854)
                                --------  -----------  --------  -----------
  Net increase................   204,742  $ 2,144,756   102,099  $ 1,050,593
                                ========  ===========  ========  ===========

                                 ----- 99 -----

                        -------------------------------
                            THE GLENMEDE PORTFOLIOS
                        -------------------------------
                 NOTES TO FINANCIAL STATEMENTS --  (CONCLUDED)
                                  (UNAUDITED)

5. CONCENTRATION OF CREDIT

  The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. NET ASSETS

  On April 30, 2002, net assets consisted of:

                                              MUNI      NEW JERSEY
                                          INTERMEDIATE     MUNI
                                           PORTFOLIO     PORTFOLIO
                                          ------------  -----------
Par Value...............................  $     1,711   $     2,012
Paid in capital in excess of par
  value.................................   18,058,980    20,411,975
Undistributed net investment income.....       72,790        79,099
Accumulated net realized loss from
  investment transactions...............     (779,646)      (99,030)
Net unrealized appreciation on
  investments...........................      512,391       741,637
                                          -----------   -----------
 Total Net Assets.......................  $17,866,226   $21,135,693
                                          ===========   ===========

                                ----- 100 -----